================================================================================

                                      THE

                            FLIPPIN, BRUCE & PORTER

                                     FUNDS

                         ------------------------------
                           FBP CONTRARIAN EQUITY FUND
                          FBP CONTRARIAN BALANCED FUND



                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2001
                                  (UNAUDITED)



                                 NO-LOAD FUNDS


================================================================================

LETTER TO SHAREHOLDERS                                         NOVEMBER 12, 2001
================================================================================
We are pleased to report on the progress of your Fund and its investments for the semi-annual period ending September 30, 2001. The following table displays the annualized total return (capital change plus income) of the Funds for the most recent year and longer time periods.

                                       1 Year      5 Year      10 Year
                                       ------      ------      -------
        FBP Contrarian Equity Fund      0.90%       9.49%      12.15%*
        FBP Contrarian Balanced Fund    4.09%       9.43%      11.16%

* Represents the period from the initial public offering of shares (July 30, 1993) to September 30, 2001.

REVIEW AND OUTLOOK
Prompted by the collapse of the "New Economy" and the rapid slowdown in capital spending, the Federal Reserve earlier this year aggressively lowered short-term interest rates attempting to reinvigorate economic growth. Congress reacted with a tax rebate and reduced tax rates. Unfortunately, early in the third quarter, investors became concerned that these actions were not producing results quickly enough and that consumer spending would also weaken, pushing a recovery out into 2002. The tragic events of September 11 deepened these concerns. Hesitation by consumers and business caution will not be offset in the short term by anticipated increases in government spending. Thus, further weakness appears likely over the next several quarters, most likely resulting in our first recession since 1991.

These concerns led to added stock market weakness as September drew to a close. However, your Funds have performed quite well during this difficult period and achieved positive returns over the past year, in marked contrast to the results of the S&P 500 (-26.62%) and Russell 1000 Value (-8.91%). Our investment philosophy of investing in large, attractively valued out of favor companies with real earnings and positive cash flow proved itself in this challenging market. While the Funds have been helped recently by those companies with very stable and consistent earnings, they are also structured to perform well in the recovering economy we see ahead.

The near-term negatives of a weaker economy, poor corporate profits and greater uncertainty seem to be at the forefront of investors' minds. We believe a more balanced perspective is warranted, and we see many positives that are being overlooked or ignored. These present an opportunity for long-term investors. Consumers are resilient, and while spending may slow temporarily, the tax cuts already in place will improve disposable income. A decline in energy prices, both at the pump and for home heating, will reverse the energy shock experienced last winter. We also expect Congress will act to aid the consumer further. Possible actions include additional tax cuts, more rapid implementation of existing reductions and extension of unemployment benefits.

Another positive is the Federal Reserve's continued commitment to provide liquidity to the financial markets and monetary stimulus to our economy. We believe short-term interest rates are low enough to favor investments in stocks, and we expect there to be additional action to lower rates even further. As the impact of this stimulus takes effect over the next six to nine months, the long-term advantage of equities will become even more evident. An additional boost will come in the form of new government spending and, while we would prefer not to see the deficit expand, deficit spending is an appropriate response to an economic downturn. Fortunately, increased government spending will be coming at a time when expected inflation is modest. Finally, corporations will take advantage of this difficult earnings environment to become leaner and improve operating efficiency. This will set the stage for a rebound in earnings and equity returns once the economy turns and growth is restored.

In summary, the negatives are well known: weak consumer confidence, slowing business activity, threat of further terrorist strikes and a delay in the recovery. Even though we acknowledge greater uncertainty following recent events, we are focusing on the long-term positives: an accommodative Federal Reserve, ongoing steps to improve consumer confidence and a boost in government spending. We have experienced other difficult periods and know that the uncertainty of today sows the seed of improved stock returns. Thus, we believe staying the course with our value discipline will reap meaningful returns for long-term investors.

COMPARATIVE CHARTS
Performance for each Fund is compared on the next page to the most appropriate broad-based index, the S&P 500, an unmanaged index of 500 large common stocks. Over time, this index has outpaced the FBP Contrarian Balanced Fund which maintains at least 25% in bonds. Balanced funds have the growth potential to outpace inflation, but they will typically lag a 100% stock index over the long term because of the bond portion of their portfolios. However, the advantage of the bond portion is that it can make the return and principal of a balanced fund more stable than a portfolio completely invested in stocks. Results are also compared to the Consumer Price Index, a measure of inflation.

As always, we thank you for your continued confidence and investment in The Flippin, Bruce & Porter Funds.


/s/ John T. Bruce, CFA

John T. Bruce, CFA
Vice President-Portfolio Manager

FBP CONTRARIAN EQUITY FUND

Comparison of the Change in Value of a $10,000 Investment in the FBP Contrarian Equity Fund, The Standard & Poor's 500 Index and the Consumer Price Index

STANDARD & POOR'S 500 INDEX:                  FBP CONTRARIAN EQUITY FUND:
----------------------------                  ---------------------------

                 QTRLY                                     QTRLY
 DATE           RETURN       BALANCE         DATE         RETURN       BALANCE
 ----           ------       -------         ----         ------       -------
07/31/93                      10,000       07/31/93                    10,000
09/30/93         2.99%        10,299       09/30/93        3.05%       10,305
12/31/93         2.32%        10,538       12/31/93        1.99%       10,510
03/31/94        -3.79%        10,139       03/31/94       -1.92%       10,308
06/30/94         0.42%        10,181       06/30/94        0.69%       10,379
09/30/94         4.88%        10,678       09/30/94        7.34%       11,141
12/31/94        -0.02%        10,676       12/31/94       -1.30%       10,996
03/31/95         9.74%        11,716       03/31/95        6.42%       11,702
06/30/95         9.55%        12,834       06/30/95        9.37%       12,798
09/30/95         7.95%        13,854       09/30/95        8.53%       13,890
12/31/95         6.02%        14,688       12/31/95        3.24%       14,340
03/31/96         5.37%        15,477       03/31/96        5.71%       15,158
06/30/96         4.49%        16,171       06/30/96        4.54%       15,846
09/30/96         3.09%        16,671       09/30/96        2.42%       16,229
12/31/96         8.34%        18,061       12/31/96        8.47%       17,604
03/31/97         2.68%        18,545       03/31/97        1.30%       17,833
06/30/97        17.46%        21,783       06/30/97       13.93%       20,318
09/30/97         7.49%        23,414       09/30/97        9.47%       22,241
12/31/97         2.87%        24,086       12/31/97       -0.73%       22,079
03/31/98        13.95%        27,446       03/31/98       12.19%       24,770
06/30/98         3.30%        28,353       06/30/98       -0.35%       24,684
09/30/98        -9.95%        25,532       09/30/98      -15.36%       20,893
12/31/98        21.30%        30,970       12/31/98       24.61%       26,035
03/31/99         4.98%        32,513       03/31/99        2.51%       26,688
06/30/99         7.05%        34,805       06/30/99       13.47%       30,283
09/30/99        -6.24%        32,631       09/30/99      -13.16%       26,296
12/31/99        14.88%        37,487       12/31/99        2.69%       27,005
03/31/00         2.29%        38,346       03/31/00       -6.51%       25,246
06/30/00        -2.66%        37,328       06/30/00       -3.59%       24,339
09/30/00        -0.97%        36,966       09/30/00        4.01%       25,313
12/31/00        -7.81%        34,079       12/31/00        4.64%       26,487
03/31/01       -11.86%        30,037       03/31/01        2.15%       27,057
06/30/01         5.85%        31,795       06/30/01        7.42%       29,064
09/30/01       -14.68%        27,128       09/30/01      -12.12%       25,541


CONSUMER PRICE INDEX:
---------------------

                QTRLY
 DATE           RETURN       BALANCE
 ----           ------       -------
07/31/93                      10,000
09/30/93         0.40%        10,040
12/31/93         0.70%        10,110
03/31/94         0.50%        10,161
06/30/94         0.60%        10,222
09/30/94         0.90%        10,314
12/31/94         0.60%        10,376
03/31/95         0.80%        10,460
06/30/95         0.90%        10,554
09/30/95         0.40%        10,596
12/31/95         0.50%        10,649
03/31/96         0.80%        10,735
06/30/96         1.10%        10,853
09/30/96         0.44%        10,901
12/31/96         0.82%        10,991
03/31/97         0.70%        11,068
06/30/97         0.19%        11,088
09/30/97         0.44%        11,137
12/31/97         0.62%        11,206
03/31/98         0.12%        11,220
06/30/98         0.56%        11,282
09/30/98         0.42%        11,330
12/31/98         0.42%        11,378
03/31/99         0.24%        11,405
06/30/99         0.91%        11,509
09/30/99         0.54%        11,571
12/31/99         0.78%        11,662
03/31/00         0.95%        11,772
06/30/00         1.00%        11,890
09/30/00         0.76%        11,980
12/31/00         0.75%        12,070
03/31/01         0.98%        12,189
06/30/01         1.08%        12,320
09/30/01        -0.11%        12,307


                           FBP Contrarian Equity Fund
                        Average Annual Total Returns (a)
                     (for periods ended September 30, 2001)

                1 Year           5 Years       Since Inception*
                 0.90%             9.49%             12.15%

Past performance is not predictive of future performance.

*Initial public offering of shares was July 30, 1993.


FBP CONTRARIAN BALANCED FUND

Comparison of the Change in Value of a $10,000 Investment in the FBP Contrarian Balanced Fund, The Standard & Poor's 500 Index and the Consumer Price Index


STANDARD & POOR'S 500 INDEX:             FBP CONTRARIAN BALANCED FUND:
----------------------------             -----------------------------

                 QTRLY                                    QTRLY
  DATE           RETURN       BALANCE       DATE          RETURN      BALANCE
  ----           ------       -------       ----          ------      -------

09/30/91                      10,000       09/30/91                    10,000
12/31/91         8.38%        10,838       12/31/91        4.29%       10,429
03/31/92        -2.53%        10,564       03/31/92        5.23%       10,974
06/30/92         1.90%        10,765       06/30/92        1.80%       11,172
09/30/92         3.15%        11,104       09/30/92        0.89%       11,271
12/31/92         5.03%        11,662       12/31/92        5.82%       11,927
03/31/93         4.36%        12,171       03/31/93        3.75%       12,375
06/30/93         0.48%        12,229       06/30/93        0.74%       12,467
09/30/93         2.58%        12,545       09/30/93        4.13%       12,981
12/31/93         2.32%        12,836       12/31/93        1.04%       13,116
03/31/94        -3.79%        12,349       03/31/94       -2.00%       12,854
06/30/94         0.42%        12,401       06/30/94        0.12%       12,870
09/30/94         4.88%        13,006       09/30/94        4.83%       13,491
12/31/94        -0.02%        13,004       12/31/94       -0.97%       13,361
03/31/95         9.74%        14,270       03/31/95        6.35%       14,209
06/30/95         9.55%        15,632       06/30/95        7.70%       15,302
09/30/95         7.95%        16,875       09/30/95        6.43%       16,286
12/31/95         6.02%        17,891       12/31/95        3.10%       16,792
03/31/96         5.37%        18,851       03/31/96        3.96%       17,457
06/30/96         4.49%        19,697       06/30/96        3.40%       18,050
09/30/96         3.09%        20,306       09/30/96        1.70%       18,357
12/31/96         8.34%        21,999       12/31/96        6.62%       19,572
03/31/97         2.68%        22,588       03/31/97        0.92%       19,752
06/30/97        17.46%        26,532       06/30/97       11.41%       22,004
09/30/97         7.49%        28,519       09/30/97        7.62%       23,682
12/31/97         2.87%        29,338       12/31/97       -0.30%       23,611
03/31/98        13.95%        33,431       03/31/98        8.94%       25,720
06/30/98         3.30%        34,535       06/30/98        0.90%       25,953
09/30/98        -9.95%        31,099       09/30/98      -10.04%       23,348
12/31/98        21.30%        37,723       12/31/98       16.44%       27,185
03/31/99         4.98%        39,602       03/31/99        2.88%       27,968
06/30/99         7.05%        42,394       06/30/99        8.78%       30,423
09/30/99        -6.24%        39,747       09/30/99       -9.14%       27,644
12/31/99        14.88%        45,660       12/31/99        3.57%       28,630
03/31/00         2.29%        46,708       03/31/00       -4.14%       27,444
06/30/00        -2.66%        45,467       06/30/00       -3.07%       26,602
09/30/00        -0.97%        45,026       09/30/00        4.03%       27,675
12/31/00        -7.81%        41,509       12/31/00        4.54%       28,931
03/31/01       -11.86%        36,586       03/31/01        1.82%       29,458
06/30/01         5.85%        38,728       06/30/01        5.04%       30,943
09/30/01       -14.68%        33,042       09/30/01       -6.91%       28,806


CONSUMER PRICE INDEX:
---------------------

                 QTRLY
 DATE            RETURN      BALANCE
 ----            ------      -------
09/30/91                      10,000
12/31/91         0.90%        10,090
03/31/92         0.70%        10,161
06/30/92         0.80%        10,242
09/30/92         0.70%        10,314
12/31/92         0.80%        10,397
03/31/93         0.90%        10,491
06/30/93         0.60%        10,554
09/30/93         0.40%        10,596
12/31/93         0.70%        10,670
03/31/94         0.50%        10,724
06/30/94         0.60%        10,788
09/30/94         0.90%        10,885
12/31/94         0.60%        10,951
03/31/95         0.80%        11,039
06/30/95         0.90%        11,138
09/30/95         0.40%        11,183
12/31/95         0.50%        11,239
03/31/96         0.80%        11,329
06/30/96         1.10%        11,454
09/30/96         0.44%        11,505
12/31/96         0.82%        11,599
03/31/97         0.70%        11,680
06/30/97         0.19%        11,702
09/30/97         0.44%        11,753
12/31/97         0.62%        11,826
03/31/98         0.12%        11,841
06/30/98         0.56%        11,907
09/30/98         0.42%        11,957
12/31/98         0.42%        12,007
03/31/99         0.24%        12,036
06/30/99         0.91%        12,146
09/30/99         0.54%        12,211
12/31/99         0.78%        12,307
03/31/00         0.95%        12,424
06/30/00         1.00%        12,548
09/30/00         0.76%        12,643
12/31/00         0.75%        12,738
03/31/01         0.98%        12,863
06/30/01         1.08%        13,002
09/30/01        -0.11%        12,987


                          FBP Contrarian Balanced Fund
                        Average Annual Total Returns (a)
                     (for periods ended September 30, 2001)

               1 Year           5 Years         10 Years
                4.09%             9.43%          11.16%

Past performance is not predictive of future performance.

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FBP CONTRARIAN EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001 (Unaudited)
================================================================================
        SHARES     COMMON STOCKS -- 97.5 %                              VALUE
--------------------------------------------------------------------------------
                   BASIC MATERIALS-- 3.5%
        33,000     Dow Chemical Company ........................    $  1,081,080
        35,000     Great Lakes Chemical Corporation ............         773,500
                                                                      ----------
                                                                       1,854,580
                                                                      ----------
                   CAPITAL GOODS-- 8.9%
        50,000     Englehard Company ...........................       1,155,000
        12,450     General Electric Company ....................         463,140
         7,400     Textron, Inc. ...............................         248,714
        40,000     Trinity Industries, Inc. ....................         866,000
        23,460     Tyco International, Ltd. ....................       1,067,430
        35,000     Waste Management, Inc. ......................         935,900
                                                                      ----------
                                                                       4,736,184
                                                                      ----------
                   COMMUNICATION SERVICES-- 6.2%
        25,000     Verizon Communications, Inc. ................       1,352,750
       127,000     WorldCom, Inc.(a) ...........................       1,910,080
                                                                      ----------
                                                                       3,262,830
                                                                      ----------
                   CONSUMER CYCLICALS-- 15.4%
       110,000     Cendant Corporation(a) ......................       1,408,000
        80,000     Circuit City Stores - Circuit City Group ....         960,000
       100,000     Dillard's, Inc. - Class A ...................       1,317,000
        44,000     May Department Stores Company ...............       1,276,880
        35,000     R.R. Donnelley & Sons Company ...............         946,750
        25,400     Wal-Mart Stores, Inc. .......................       1,257,300
        18,000     Whirlpool Corporation .......................         996,300
                                                                      ----------
                                                                       8,162,230
                                                                      ----------
                   CONSUMER STAPLES-- 7.8%
        22,500     Applebee's International, Inc.(b) ...........         663,750
        59,850     Archer-Daniels-Midland Company ..............         753,511
        25,000     CBRL Group, Inc. ............................         549,250
        20,000     Philip Morris Companies, Inc. ...............         965,800
        57,800     SUPERVALU, Inc. .............................       1,169,294
                                                                      ----------
                                                                       4,101,605
                                                                      ----------
                   ENERGY-- 5.3%
        19,000     Kerr-McGee Corporation ......................         986,290
         9,000     Schlumberger, Ltd. ..........................         411,300
        53,000     USX-Marathon Group ..........................       1,417,750
                                                                      ----------
                                                                       2,815,340
                                                                      ----------
                   FINANCIAL-- 22.5%
        21,000     American Express Company ....................         610,260
        30,000     Bank of America Corporation .................       1,752,000
        32,000     Bank One Corporation ........................       1,007,040
        30,000     Citigroup, Inc. .............................       1,215,000
        10,000     Freddie Mac .................................         650,000
        40,000     J.P. Morgan Chase & Company .................       1,366,000
        22,500     Saint Paul Companies, Inc. ..................         927,450
        60,000     Unumprovident Corporation ...................       1,515,000
        16,000     USA Education, Inc.(b) ......................       1,326,560
        50,000     Wachovia Corporation ........................       1,550,000
                                                                      ----------
                                                                      11,919,310
                                                                      ----------

FBP CONTRARIAN EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
        Shares     COMMON STOCKS -- 97.5 % (Continued)                   VALUE
--------------------------------------------------------------------------------
                   HEALTHCARE-- 6.4%
        16,000     Bristol-Myers Squibb Company ................    $    888,960
        28,000     Johnson & Johnson ...........................       1,551,200
        14,500     Merck & Company, Inc. .......................         965,700
                                                                      ----------
                                                                       3,405,860
                                                                      ----------
                   REAL ESTATE INVESTMENT TRUST-- 1.5%
        56,000     Union Dominion Realty Trust .................         799,680
                                                                      ----------

                   TECHNOLOGY-- 16.0%
        31,000     Agilent Technologies, Inc.(a) ...............         606,050
        40,000     Compaq Computer Corporation .................         332,400
        28,000     Corning, Inc. ...............................         246,960
        20,000     Eastman Kodak Company .......................         650,600
        25,000     Electronic Data Systems Corporation .........       1,439,500
        30,000     Harris Corporation ..........................         960,900
        35,000     Hewlett-Packard Company .....................         563,500
        23,000     International Business Machines Corporation .       2,122,900
        25,000     Microsoft Corporation(a) ....................       1,279,250
        78,000     Novell, Inc.(a) .............................         285,480
                                                                      ----------
                                                                       8,487,540
                                                                      ----------
                   TRANSPORTATION-- 4.0%
        29,000     FedEx Corporation(a) ........................       1,065,750
        22,000     Union Pacific Corporation ...................       1,031,800
                                                                      ----------
                                                                       2,097,550
                                                                      ----------

                   TOTAL COMMON STOCKS (Cost $44,069,331) ......    $ 51,642,709
                                                                      ----------

================================================================================
        SHARES     SHORT-TERM CORPORATE NOTES-- 2.2%                    VALUE
--------------------------------------------------------------------------------
        212,217    American Family Financial Services
                    Demand Note.................................    $    212,217
        961,516    Wisconsin Corporate Central Credit
                   Union Variable Demand Note...................         961,516
                                                                    ------------
                   TOTAL SHORT-TERM CORPORATE NOTES
                    (Cost $1,173,733)...........................    $  1,173,733
                                                                    ------------

                   TOTAL INVESTMENTS AT VALUE-- 99.7%
                    (Cost $45,243,064)..........................    $ 52,816,442

                   OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.3%.         155,118
                                                                    ------------

                   NET ASSETS-- 100.0%..........................    $ 52,971,560
                                                                    ============

(a) Non-income producing security.

(b) Security covers a call option.

See accompanying notes to financial statements.

FBP CONTRARIAN EQUITY FUND
SCHEDULE OF OPEN OPTION CONTRACTS
SEPTEMBER 30, 2001 (Unaudited)
================================================================================
                                                        MARKET
  OPTION                                               VALUE OF       PREMIUMS
 CONTRACTS       COVERED CALL OPTIONS                  OPTIONS        RECEIVED
--------------------------------------------------------------------------------
        40      Applebee's International, Inc.,
                 11/17/2001, at $35...............   $     1,200    $      9,240
        50      USA Education, Inc.,
                 01/19/2002, at $80...............        37,500          31,149
                                                     -----------    ------------
                                                     $    38,700    $     40,389
                                                     ===========    ============


See accompanying notes to financial statements.

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001 (Unaudited)
================================================================================
        SHARES     COMMON STOCKS - 67.3%                               VALUE
--------------------------------------------------------------------------------
                   BASIC MATERIALS-- 2.7%
        24,000     Dow Chemical Company ........................      $  786,240
        22,500     Great Lakes Chemical Corporation ............         497,250
                                                                    ------------
                                                                       1,283,490
                                                                    ------------

                   CAPITAL GOODS-- 6.2%
        30,500     Englehard Company ...........................         704,550
        10,000     General Electric Company ....................         372,000
         4,800     Textron, Inc. ...............................         161,328
        20,000     Trinity Industries, Inc. ....................         433,000
        15,000     Tyco International, Ltd. ....................         682,500
        25,000     Waste Management, Inc. ......................         668,500
                                                                    ------------
                                                                       3,021,878
                                                                    ------------
                   COMMUNICATION SERVICES-- 3.8%
        13,420     Verizon Communications, Inc. ................         726,156
        73,000     WorldCom, Inc.(a) ...........................       1,097,920
                                                                    ------------
                                                                       1,824,076
                                                                    ------------
                   CONSUMER CYCLICALS-- 10.9%
        75,000     Cendant Corporation(a) ......................         960,000
        58,000     Circuit City Stores - Circuit City Group ....         696,000
        66,000     Dillard's, Inc. - Class A ...................         869,220
        25,000     May Department Stores Company ...............         725,500
        19,000     R.R. Donnelley & Sons Company ...............         513,950
        20,000     Wal-Mart Stores, Inc. .......................         990,000
         9,000     Whirlpool Corporation .......................         498,150
                                                                    ------------
                                                                       5,252,820
                                                                    ------------
                   CONSUMER STAPLES-- 5.9%
        16,500     Applebee's International, Inc.(b) ...........         486,750
        40,000     Archer-Daniels-Midland Company ..............         503,600
        15,000     CBRL Group, Inc. ............................         329,550
        18,000     Philip Morris Companies, Inc. ...............         869,220
        33,300     SUPERVALU, Inc. .............................         673,659
                                                                    ------------
                                                                       2,862,779
                                                                    ------------
                   ENERGY-- 3.3%
        10,000     Kerr-McGee Corporation ......................         519,100
         5,500     Schlumberger, Ltd. ..........................         251,350
        31,000     USX-Marathon Group ..........................         829,250
                                                                    ------------
                                                                       1,599,700
                                                                    ------------
                   FINANCIAL-- 14.6%
        13,000     American Express Company ....................         377,780
        20,000     Bank of America Corporation .................       1,168,000
        18,000     Bank One Corporation ........................         566,460
        22,666     Citigroup, Inc. .............................         917,973
         5,500     Freddie Mac .................................         357,500
        23,025     J.P. Morgan Chase & Company .................         786,304
        13,000     Saint Paul Companies, Inc. ..................         535,860
        30,000     Unumprovident Corporation ...................         757,500
         9,000     USA Education, Inc.(b) ......................         746,190
        28,000     Wachovia Corporation ........................         868,000
                                                                    ------------
                                                                       7,081,567
                                                                    ------------

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
        SHARES     COMMON STOCKS - 67.3% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
                   HEALTHCARE-- 4.6%
        12,000     Bristol-Myers Squibb Company ................      $  666,720
        18,000     Johnson & Johnson ...........................         997,200
         8,800     Merck & Company, Inc. .......................         586,080
                                                                    ------------
                                                                       2,250,000
                                                                    ------------
                   REAL ESTATE INVESTMENT TRUST-- 1.2%
        40,000     Union Dominion Realty Trust .................         571,200
                                                                    ------------

                   TECHNOLOGY-- 11.1%
        23,000     Agilent Technologies, Inc.(a) ...............         449,650
        23,000     Compaq Computer Corporation .................         191,130
        16,000     Corning, Inc. ...............................         141,120
        11,000     Eastman Kodak Company .......................         357,830
        20,000     Electronic Data Systems Corporation .........       1,151,600
        16,000     Harris Corporation ..........................         509,120
        21,000     Hewlett-Packard Company .....................         338,100
        14,000     International Business Machines Corporation .       1,292,200
        15,000     Microsoft Corporation(a) ....................         767,550
        43,000     Novell, Inc.(a) .............................         157,380
                                                                    ------------
                                                                       5,355,680
                                                                    ------------
                   TRANSPORTATION-- 3.0%
        20,200     FedEx Corporation(a) ........................         742,350
        15,000     Union Pacific Corporation ...................         703,500
                                                                    ------------
                                                                       1,445,850
                                                                    ------------

                   TOTAL COMMON STOCKS (Cost $22,683,124) ......    $ 32,549,040
                                                                    ------------
================================================================================
     PAR VALUE     U.S. GOVERNMENT AND AGENCY OBLIGATIONS-- 9.1%       VALUE
--------------------------------------------------------------------------------
                   U.S. TREASURY NOTES-- 4.8%
    $  750,000     6.125%, due 12/31/2001 ......................      $  756,650
       500,000     6.625%, due 04/30/2002 ......................         511,954
       500,000     6.375%, due 08/15/2002 ......................         516,699
       500,000     6.25%, due 02/15/2003 .......................         524,121
                                                                    ------------
                                                                       2,309,424
                                                                    ------------

                   FEDERAL HOME LOAN BANK BONDS-- 3.2%
       500,000     5.40%, due 07/05/2005 .......................         510,893
     1,000,000     7.00%, due 07/02/2009 .......................       1,063,876
                                                                    ------------
                                                                       1,574,769
                                                                    ------------

                   FEDERAL HOME LOAN MORTAGE CORPORATION-- 1.1%
       500,000     5.45%, due 05/15/2006 .......................         510,364
                                                                    ------------

                   TOTAL U.S. GOVERNMENT AND AGENCY
                    OBLIGATIONS (Cost $4,236,449)...............    $  4,394,557
                                                                    ------------

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     PAR VALUE     CORPORATE BONDS -- 22.5%                             VALUE
--------------------------------------------------------------------------------
                   FINANCE-- 8.2%
       500,000     Allstate Corporation
                    7.875%, due 05/01/2005......................    $    547,161
       500,000     AT&T Corporation,
                    8.625%, due 12/01/2031......................         521,221
       750,000     Bankers Trust Corporation,
                    7.375%, due 05/01/2008......................         819,169
       500,000     Capital One Bank Corporation,
                    7.08%, due 10/30/2001.......................         501,585
       500,000     General Motors Acceptance Corporation,
                    5.50%, due 01/14/2002.......................         502,710
     1,000,000     Northern Trust Company,
                    7.10%, due 08/01/2009.......................       1,071,247
                                                                    ------------
                                                                       3,963,093
                                                                    ------------
                   INDUSTRIAL-- 9.5%
       500,000     Georgia Pacific Securities Corporation,
                    9.875% due 11/01/2021.......................         504,332
     1,000,000     Hertz Corporation,
                    6.00%, due 01/15/2003.......................       1,022,009
       330,000     Hilton Hotels Corporation,
                    7.70%, due 07/15/2002.......................         333,300
     1,000,000     Kroger Company (The),
                    7.65%, due 04/15/2007.......................       1,098,347
     1,000,000     Raychem Corporation,
                    7.20%, due 10/15/2008.......................       1,062,705
       560,000     Ryder System, Inc.,
                    6.60%, due 11/15/2005.......................         555,160
                                                                    ------------
                                                                       4,575,853
                                                                    ------------

                   UTILITIES-- 4.8%
       750,000     Central Power & Light Company,
                    7.50%, due 12/01/2002.......................         783,863
     1,000,000     Ohio Power Company,
                    6.75%, due 07/01/2004 ......................       1,049,133
       500,000     SBC Communications Capital Corporation,
                    5.75% due 09//01/2004 ......................         500,000
                                                                    ------------
                                                                       2,332,996
                                                                    ------------

                   TOTAL CORPORATE BONDS (Cost $10,328,628)         $ 10,871,942
                                                                    ------------

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
      SHARES       SHORT-TERM CORPORATE NOTES-- 1.1%                   VALUE
--------------------------------------------------------------------------------
       531,549     Wisconsin Corporate Central Credit Union Variable
                    Demand Note (Cost $531,549).................    $    531,549
                                                                    ------------

                   TOTAL INVESTMENTS AT VALUE-- 100.0%
                    (Cost $37,779,750)..........................    $ 48,347,088

                   OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.0%.           7,188
                                                                    ------------

                   NET ASSETS-- 100.0%..........................    $ 48,354,276
                                                                    ============


(a) Non-income producing security.

(b) Security covers a call option.

See accompanying notes to financial statements.


FBP CONTRARIAN BALANCED FUND
SCHEDULE OF OPEN OPTION CONTRACTS
SEPTEMBER 30, 2001 (Unaudited)
================================================================================
                                                           MARKET
 OPTION                                                    VALUE OF   PREMIUMS
CONTRACTS       COVERED CALL OPTIONS                       OPTIONS    RECEIVED
--------------------------------------------------------------------------------
            60     Applebee's International, Inc.,
                    11/17/2001, at $35................    $   1,800    $  13,860
            30     USA Education, Inc.,
                    01/19/2002, at $80................       22,500       18,679
                                                          --------- ------------
                                                          $  24,300    $  32,539
                                                          ========= ============

See accompanying notes to financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001(UNAUDITED)
================================================================================
                                                       FBP              FBP
                                                   CONTRARIAN       CONTRARIAN
                                                     EQUITY          BALANCED
                                                      FUND             FUND
--------------------------------------------------------------------------------
ASSETS
 Investments in securities:
   At acquisition cost .........................   $ 45,243,064    $ 37,779,750
                                                   ============    ============
   At value (Note 1) ...........................   $ 52,816,442    $ 48,347,088
 Dividends and interest receivable .............         86,209         368,637
 Receivable for investment securities sold .....        162,250         277,266
 Receivable for capital shares sold ............          3,850             300
 Other assets ..................................         11,248           8,289
                                                   ------------    ------------
   TOTAL ASSETS ................................     53,079,999      49,001,580
                                                   ------------    ------------

LIABILITIES
 Dividends payable ............................         29,989          16,964
 Payable for investment securities purchased ..           --           559,326
 Payable for capital shares redeemed ..........          2,274          12,425
 Accrued investment advisory fees (Note 3) ....         31,268          28,499
 Accrued administration fees (Note 3) .........          6,208           5,790
 Covered call options, at value (Notes 1 and 4)
   (premiums received $40,389 and $32,539,
    respectively) .............................         38,700          24,300
                                                   ------------    ------------
   TOTAL LIABILITIES ..........................        108,439         647,304
                                                   ------------    ------------

NET ASSETS ....................................    $52,971,560     $48,354,276
                                                   ============    ============

Net assets consist of:
  Paid-in capital ..............................   $ 46,593,665    $ 37,017,986
  Undistributed net investment income ..........          6,059          11,398
  Accumulated net realized gains (losses) from
   security transactions .......................     (1,203,231)        749,315
  Net unrealized appreciation on investments ...      7,575,067      10,575,577
                                                   ------------    ------------
Net assets .....................................   $ 52,971,560    $ 48,354,276
                                                   ============    ============

Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
   no par value) ...............................      2,588,171       2,899,201
                                                   ============    ============

Net asset value, offering price and redemption
  price per share (Note 1) .....................   $      20.47    $      16.68
                                                   ============    ============

See accompanying notes to financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)
================================================================================
                                                      FBP              FBP
                                                   CONTRARIAN       CONTRARIAN
                                                     EQUITY          BALANCED
                                                      FUND             FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest .....................................   $     22,128    $    551,165
  Dividends ....................................        500,283         295,260
                                                   ------------    -------------
   TOTAL INVESTMENT INCOME .....................        522,411         846,425
                                                   ------------    -------------

EXPENSES
  Investment advisory fees (Note 3) ............        202,877         180,892
  Administration fees (Note 3) .................         38,620          35,425
  Printing of shareholder reports ..............         12,781           8,917
  Professional fees ............................          8,637           6,239
  Trustees' fees and expenses ..................          6,658           6,603
  Registration fees ............................          5,086           4,581
  Custodian fees ...............................          3,990           4,123
  Other expenses ...............................          2,481           3,884
                                                   ------------    -------------
  TOTAL EXPENSES ...............................        281,130         250,664
                                                   ------------    -------------
NET INVESTMENT INCOME ..........................        241,281         595,761
                                                   ------------    -------------

REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS
  Net realized gains on security transactions ..        133,074         749,302
  Net change in unrealized appreciation/
   depreciation on investments .................    (3,464,857)      (2,469,936)
                                                   ------------    -------------

NET REALIZED AND UNREALIZED LOSSES
 ON INVESTMENTS ................................    (3,331,783)      (1,720,634)
                                                   ------------    -------------
NET DECREASE IN NET ASSETS
FROM OPERATIONS ..............................     $(3,090,502)    $ (1,124,873)
                                                   ============    =============


See accompanying notes to financial statements.


THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------
                                                                FBP CONTRARIAN                 FBP CONTRARIAN
                                                                  EQUITY FUND                   BALANCED FUND
---------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS                      SIX MONTHS
                                                               ENDED          YEAR            ENDED           YEAR
                                                             SEPT. 30,        ENDED         SEPT. 30,        ENDED
                                                                2001        MARCH 31,          2001         MARCH 31,
                                                            (UNAUDITED)        2001         (UNAUDITED)       2001
---------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
  Net investment income .............................   $    241,281    $    627,771    $    595,761    $  1,330,536
  Net realized gains (losses) on:
    Security transactions ...........................        133,074         (97,434)        749,302       3,321,100
    Option contracts written ........................             --         137,285              --          87,724
  Net change in unrealized appreciation/
   depreciation on investments ......................     (3,464,857)      3,016,760      (2,469,936)       (949,773)
                                                          ----------       ---------      ----------       ---------
Net increase (decrease) in net assets
  from operations ...................................     (3,090,502)      3,684,382      (1,124,873)      3,789,587
                                                          ----------       ---------      ----------       ---------

DISTRIBUTIONS TO
SHAREHOLDERS
  From net investment income ........................       (243,007)       (619,986)       (589,718)     (1,325,181)
  From net realized gains ...........................             --        (617,397)             --      (3,768,464)
                                                          ----------        --------       ---------       ---------
Decrease in net assets from
  distributions to shareholders .....................       (243,007)     (1,237,383)       (589,718)     (5,093,645)
                                                          ----------       ---------       ---------       ---------


FROM CAPITAL
SHARE TRANSACTIONS
  Proceeds from shares sold .........................      5,998,387      18,040,660       1,192,606       3,807,657
  Net asset value of shares issued
   in reinvestment of distributions
   to shareholders ..................................        187,176         985,432         556,694       4,956,199
  Payments for shares redeemed ......................     (4,830,422)    (22,313,826)     (1,776,424)    (17,036,351)
                                                          ----------     -----------      ----------     -----------
Net increase (decrease) in net assets from
  capital share transactions ........................      1,355,141      (3,287,734)        (27,124)     (8,272,495)
                                                           ---------      ----------         -------      ----------


TOTAL DECREASE
  IN NET ASSETS .....................................     (1,978,368)       (840,735)     (1,741,715)     (9,576,553)

NET ASSETS
Beginning of period .................................     54,949,928      55,790,663      50,095,991      59,672,544
                                                          ----------      ----------      ----------      ----------
End of period .......................................   $ 52,971,560    $ 54,949,928    $ 48,354,276    $ 50,095,991
                                                        ============    ============    ============    ============

UNDISTRIBUTED NET
  INVESTMENT INCOME .................................   $      6,059    $      7,785    $     11,398    $      5,355
                                                        ============    ============    ============    ============

CAPITAL SHARE ACTIVITY
  Sold ..............................................        269,293         847,388          66,423         216,853
  Reinvested ........................................          8,614          46,862          32,159         285,693
  Redeemed ..........................................       (212,222)     (1,051,313)       (101,889)       (971,330)
                                                            --------      ----------        --------        --------
  Net increase (decrease) in
    shares outstanding ..............................         65,685        (157,063)         (3,307)       (468,784)
  Shares outstanding at beginning of period                2,522,486       2,679,549       2,902,508       3,371,292
                                                           ---------       ---------       ---------       ---------
  Shares outstanding at end of period ...............      2,588,171       2,522,486       2,899,201       2,902,508
                                                           =========       =========       =========       =========

See accompanying notes to financial statements.



FBP CONTRARIAN EQUITY FUND
FINANCIAL HIGHLIGHTS
==============================================================================================================================
    Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
------------------------------------------------------------------------------------------------------------------------------
                                                | SIX MONTHS |
                                                |    ENDED   |
                                                |  SEPT. 30, |                     YEARS ENDED MARCH 31,
                                                |    2001    |----------------------------------------------------------------
                                                | (UNAUDITED)|     2001          2000          1999          1998      1997
------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period ......... $    21.78    $    20.82    $    22.57    $    21.45    $    16.08 $    14.21
                                                 ----------    ----------    ----------    ----------    ---------- ----------

Income (loss) from investment operations:
  Net investment income ........................       0.10          0.25          0.18          0.13          0.19       0.22
  Net realized and unrealized gains (losses)
   on investments ..............................      (1.31)         1.22         (1.38)         1.50          5.98       2.24
                                                 ----------    ----------    ----------    ----------    ---------- ----------

Total from investment operations ...............      (1.21)         1.47         (1.20)         1.63          6.17       2.46
                                                 ----------    ----------    ----------    ----------    ---------- ----------

Less distributions:
  Dividends from net investment income .........      (0.10)        (0.25)        (0.18)        (0.13)        (0.19)     (0.22)
  Distributions from net realized gains ........         --         (0.26)        (0.37)        (0.38)        (0.61)     (0.37)
                                                 ----------    ----------    ----------    ----------    ---------- ----------
Total distributions ............................      (0.10)        (0.51)        (0.55)        (0.51)        (0.80)     (0.59)
                                                 ----------    ----------    ----------    ----------    ---------- ----------

Net asset value at end of period ............... $    20.47    $    21.78    $    20.82    $    22.57    $    21.45 $    16.08
                                                 ==========    ==========    ==========    ==========    ========== ==========

Total return ................................... ( 5.60%)(b)        7.17%        (5.40%)        7.74%        38.90%     17.65%
                                                 ==========    ==========    ==========    ==========    ========== ==========


Net assets at end of period (000's) ............ $   52,972    $   54,950    $   55,791    $   44,978    $   35,322 $   16,340
                                                 ==========    ==========    ==========    ==========    ========== ==========


Ratio of net expenses to average net assets(a)..    0.97%(c)        0.98%         1.04%         1.08%         1.12%      1.21%

Ratio of net investment income to
  average net assets ...........................    0.83%(c)        1.18%         0.83%         0.63%         1.04%      1.50%

Portfolio turnover rate ........................      15%(c)          26%           20%           18%           10%         9%

(a) Absent fee waivers by the Advisor, the ratio of expenses to average net assets would have been 1.25% for the year ended March 31, 1997.

(b)  Not annualized.

(c)  Annualized.

See accompanying notes to financial statements.


FBP CONTRARIAN BALANCED FUND
FINANCIAL HIGHLIGHTS
==============================================================================================================================
    Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
------------------------------------------------------------------------------------------------------------------------------
                                                | SIX MONTHS |
                                                |    ENDED   |
                                                |  SEPT. 30, |                     YEARS ENDED MARCH 31,
                                                |    2001    |----------------------------------------------------------------
                                                | (UNAUDITED)|     2001          2000          1999          1998      1997
------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period ....... $    17.26    $    17.70    $    19.36    $    19.08    $    15.87   $  14.86
                                                 ----------    ----------    ----------    ----------    ---------- ----------

Income (loss) from investment operations:
  Net investment income ......................       0.21          0.44          0.40          0.39          0.41       0.42
  Net realized and unrealized gains (losses)
   on investments ............................      (0.58)         0.81         (0.74)         1.21          4.26       1.49
                                                 ----------    ----------    ----------    ----------    ---------- ----------
Total from investment operations .............      (0.37)         1.25         (0.34)         1.60          4.67       1.91
                                                 ----------    ----------    ----------    ----------    ---------- ----------

Less distributions:
  Dividends from net investment income .......      (0.21)        (0.44)        (0.40)        (0.39)        (0.41)     (0.42)
  Distributions from net realized gains ......         --         (1.25)        (0.92)        (0.93)        (1.05)     (0.48)
                                                 ----------    ----------    ----------    ----------    ---------- ----------
Total distributions ..........................      (0.21)        (1.69)        (1.32)        (1.32)        (1.46)     (0.90)
                                                 ----------    ----------    ----------    ----------    ---------- ----------

Net asset value at end of period ............. $    16.68    $    17.26    $    17.70    $    19.36    $    19.08 $    15.87
                                                 ==========    ==========    ==========    ==========    ========== ==========


Total return .................................   ( 2.21%)(a)       7.34%       (1.87%)         8.74%        30.22%     13.15%
                                                 ==========    ==========    ==========    ==========    ========== ==========


Net assets at end of period (000's) .......... $   48,354    $   50,096    $   59,673    $   64,963    $   55,940 $   40,854
                                                 ==========    ==========    ==========    ==========    ========== ==========


Ratio of expenses to average net assets ......      0.97%(b)       0.99%         1.02%         1.04%         1.04%      1.08%

Ratio of net investment income to
  average net assets .........................      2.31%(b)       2.43%         2.11%         2.05%         2.33%      2.65%

Portfolio turnover rate ......................        18%(b)         13%           31%           25%           21%        24%

(a) Not annualized.

(b) Annualized.

See accompanying notes to financial statements.


THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2001 (Unaudited)
================================================================================
1.   SIGNIFICANT ACCOUNTING POLICIES

The FBP Contrarian Equity Fund and the FBP Contrarian Balanced Fund (the Funds) are no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on July 18, 1988.

The FBP Contrarian Equity Fund seeks long term growth of capital through investment in a diversified portfolio comprised primarily of equity securities, with current income as a secondary objective.

The FBP Contrarian Balanced Fund seeks long term capital appreciation and current income through investment in a balanced portfolio of equity and fixed income securities assuming a moderate level of investment risk.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.

Repurchase agreements -- The Funds may enter into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market value. At the time the Funds enter into the joint repurchase agreement, the Funds take possession of the underlying securities and the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations.

Distributions to shareholders -- Dividends arising from net investment income are declared and paid quarterly to shareholders of each Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

Options transactions -- The Funds may write covered call options for which premiums are received and are recorded as liabilities, and are subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. If a closing purchase transaction is used to terminate the Funds' obligation on a call, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call written.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Adoption of new accounting principle -- In order to comply with new accounting standards mandated by the latest AICPA Audit and Accounting Guide for Audits of Investment Companies (dated 12/1/00), effective April 1, 2001, premiums and discounts on debt securities are being amortized using the interest method. The effect of initially applying changes required by the Guide has no effect on the net assets of the Funds.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of investment securities as of September 30, 2001:

--------------------------------------------------------------------------------
                                        FBP Contrarian          FBP Contrarian
                                         Equity Fund            Balanced Fund
--------------------------------------------------------------------------------
Gross unrealized appreciation........   $  12,951,277           $  13,117,373
Gross unrealized depreciation........     ( 5,376,210)            ( 2,541,796)
                                        -------------           -------------
Net unrealized appreciation..........   $   7,575,067           $  10,575,577
                                        =============           =============

Federal income tax cost..............   $  45,202,675           $  37,747,211
                                        =============           =============
--------------------------------------------------------------------------------

The FBP Contrarian Equity Fund had net realized capital losses of $1,336,305 during the period November 1, 2000 through March 31, 2001, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 2002. These "post-October" losses may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

2. INVESTMENT TRANSACTIONS

During the six months ended September 30, 2001, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $6,145,526 and $4,132,988, respectively, for the FBP Contrarian Equity Fund and $6,143,406 and $4,389,295, respectively, for the FBP Contrarian Balanced Fund.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT  ADVISORY  AGREEMENT
The Funds' investments are managed by Flippin, Bruce & Porter, Inc. (the Advisor) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of .70% on its average daily net assets up to $250 million; .65% on the next $250 million of such net assets; and .50% on such net assets in excess of $500 million. Certain Trustees and officers of the Trust are also officers of the Advisor.

ADMINISTRATIVE  SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and Ultimus Fund Solutions, LLC (Ultimus), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, Ultimus receives a monthly fee from each Fund at an annual rate of .15% on its average daily net assets up to $25 million; .125% on the next $25 million of such net assets; and .10% on such net assets in excess of $50 million. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds' portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC, the exclusive underwriter of each Funds' shares.

4.  COVERED  CALL OPTIONS

A summary of covered call option contracts during the six months ended September 30, 2001 is as follows:

----------------------------------------------------------------------------------------------
                                                      FBP CONTRARIAN        FBP CONTRARIAN
                                                       EQUITY FUND           BALANCED FUND
----------------------------------------------------------------------------------------------
                                                   OPTION       OPTION     OPTION   OPTION
                                                  CONTRACTS    PREMIUMS   CONTRACT  PREMIUMS
----------------------------------------------------------------------------------------------

Options outstanding at beginning of period .....      --      $     --        --     $    --
Options written ................................      90        40,389        90      32,539
                                                  --------    --------    --------   ---------
Options outstanding at end of period ...........      90      $ 40,389        90    $ 32,539
                                                  ========    ========    ========  ==========
----------------------------------------------------------------------------------------------

================================================================================


                                      THE

                            FLIPPIN, BRUCE & PORTER

                                     FUNDS
                          ----------------------------

                         INVESTMENT ADVISOR
                         Flippin, Bruce & Porter, Inc.
                         800 Main Street, Second Floor
                         P.O. Box 6138
                         Lynchburg, Virginia 24505
                         TOLL-FREE 1-800-327-9375

                         ADMINISTRATOR
                         Ultimus Fund Solutions, LLC
                         P.O. Box 46707
                         Cincinnati, Ohio 45246-0707
                         TOLL-FREE 1-866-738-1127

                         CUSTODIAN
                         Firstar Bank, N.A.
                         425 Walnut Street
                         Cincinnati, Ohio 45202

                         INDEPENDENT AUDITORS
                         Tait, Weller & Baker
                         Eight Penn Center Plaza, Suite 800
                         Philadelphia, Pennsylvania 19103

                         LEGAL COUNSEL
                         Sullivan & Worcester LLP
                         One Post Office Square
                         Boston, Massachusetts 02109

                         OFFICERS
                         John M. Flippin, President
                         John T. Bruce, Vice President
                            and Portfolio Manager
                         R. Gregory Porter, III, Vice President

                         TRUSTEES
                         Austin Brockenbrough, III
                         John T. Bruce
                         Charles M. Caravati, Jr.
                         J. Finley Lee, Jr.
                         Richard Mitchell
                         Richard L. Morrill
                         Harris V. Morrissette
                         Erwin H. Will, Jr.
                         Samuel B. Witt, III

                    =======================================
                    |                                     |
                    |                                     |
                    |                 THE                 |
                    |          GOVERNMENT STREET          |
                    |                FUNDS                |
                    |                                     |
                    |         No-Load Mutual Funds        |
                    |                                     |
                    |                                     |
                    |          Semi-Annual Report         |
                    |          September 30, 2001         |
                    |             (Unaudited)             |
                    |                                     |
                    |                                     |
                    |                                     |
                    =======================================



                         T. LEAVELL & ASSOCIATES, INC.
                               ===================
                               INVESTMENT ADVISER
                               ===================
                                  Founded 1979

                     ======================================
                    |                                     |
                    |  THE GOVERNMENT STREET EQUITY FUND  |
                    |                                     |
                    |    THE GOVERNMENT STREET BOND FUND  |
                    |                                     |
                    |     THE ALABAMA TAX FREE BOND FUND  |
                    |                                     |
                     ======================================

LETTER FROM THE PRESIDENT
October 31, 2001
================================================================================
Dear Fellow Shareholders:

In the past, we have not included a shareholder letter in the Funds' Semi-Annual Reports. However, the events of September 11, 2001 and their aftermath seem to require something more than a mere delivery of the reports. Those events and our country's reactions to them have caused the vast majority of us to focus on what it means to be an American. And whether it is through an offered prayer, a financial contribution, or a personal commitment, we all have resolved to defeat this threat to our culture and to our way of life.

An important part of that way of life is our capitalistic system, and it is that system and our capital markets that help to make our nation strong and free. So it is important and necessary, and certainly not unpatriotic, to wonder about our personal investments within the context of the impact of current events on the U.S. economy and stock market.

Currently, we are looking at a very difficult time. Thankfully, however, as this is being written, despite great volatility, the U.S. stock market has recovered most of the ground lost in the immediate period following the terrorist attacks. There are several reasons for this:

     o technical dislocations experienced by the financial markets were efficiently remedied; communications links were quickly re-established; and the functional aspects of the investment industry returned to normal soon after the crisis;

     o the Federal Reserve Board promptly injected cash into the economy to provide liquidity to the capitalistic machinery;

     o Congress has made it clear that it would act in a bipartisan fashion to provide the fiscal stimuli required to stabilize our economy; and

     o investors and entrepreneurs have begun to invest in enterprises that possibly may benefit from current world events.

There are a number of positive factors which give us confidence that solid, reasonable growth lies ahead for the U.S. economy. Energy prices have been declining for a number of weeks; the recent tax cuts may be enhanced or accelerated by Congress; interest rates are low and may go lower; and a rise in home values over the past three years has created over $2 trillion in additional equity for homeowners. All of these will provide additional disposable income for consumers during this economic slowdown.

Since World War II, every economic recovery has been preceded by a run-up in the stock market. The stock market declines of the last 18 to 20 months have brought annualized growth rates down to more normal levels and have wrung a great deal of excess out of the system. Technological advances in medical care, communications, computers, the Internet and manufacturing will create new jobs, raise living standards, and provide investment opportunities. This is all healthy for future gains in the stock market over the years to come.

Although the portfolio management of the Government Street Funds will always be a dynamic and ongoing process, our investment strategies remain the same as they were 10 years ago when these funds were established. These strategies, we believe, will help our investors achieve their investment goals over time through broad diversification, control of risk, and the realization of the benefits of compounding.

Thank you for your continued confidence in The Government Street Funds. Please call us if we can be of service to you in any way.

            Very truly yours,


            /s/ Thomas W. Leavell              /s/ Richard Mitchell

            Thomas W. Leavell                  Richard Mitchell
            President                          President
            T. Leavell & Associates, Inc.      The Government Street Funds


THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2001 (Unaudited)
=========================================================================================
                                               Government      Government       Alabama
                                                 Street          Street         Tax Free
                                                 Equity           Bond           Bond
                                                  Fund            Fund           Fund
-----------------------------------------------------------------------------------------
ASSETS
Investments in securities:
  At acquisition cost ........................$ 69,326,074   $ 51,615,825    $ 28,282,630
                                              ============   ============    ============
  At value (Note 1) ..........................$ 88,698,416   $ 53,444,289    $ 29,509,775
Interest receivable ..........................         539        664,530         375,921
Dividends receivable .........................      77,885           --               802
Receivable for capital shares sold ...........      85,385         50,000             119
Other assets .................................      11,843         11,811           5,994
                                              ------------   ------------    ------------
  TOTAL ASSETS ...............................  88,874,068     54,170,630      29,892,611
                                              ------------   ------------    ------------

LIABILITIES
Dividends payable ............................       2,681         12,083          13,067
Payable for investment securities purchased ..          --        502,110              --
Payable for capital shares redeemed ..........       7,263         63,054           6,150
Accrued investment advisory fees (Note 3) ....      44,312         21,633           6,513
Accrued administration fees (Note 3) .........       9,211          3,339           3,665
Other accrued expenses and liabilities .......          --             --           5,200
                                              ------------   ------------    ------------
  TOTAL LIABILITIES ..........................      63,467        602,219          34,595
                                              ------------   ------------    ------------

NET ASSETS ...................................$ 88,810,601   $ 53,568,411    $ 29,858,016
                                              ============   ============    ============


Net assets consist of:
Paid-in capital ..............................$ 68,458,579   $ 52,768,754    $ 28,874,930
Undistributed net investment income ..........       2,880         10,946            --
Accumulated net realized gains (losses)
  from security transactions .................     976,800     (1,039,753)       (244,059)
Net unrealized appreciation on investments ...  19,372,342      1,828,464       1,227,145
                                              ------------   ------------    ------------

Net assets ...................................$ 88,810,601   $ 53,568,411    $ 29,858,016
                                              ============   ============    ============

Shares of beneficial interest outstanding
(unlimited number of shares authorized,
 no par value) ...............................   2,178,944      2,513,348       2,811,201
                                              ============   ============    ============


Net asset value, offering price and
 redemption price per share (Note 1) .........$      40.76   $      21.31    $      10.62
                                              ============   ============    ============


See accompanying notes to financial statements.


THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF OPERATIONS
Six Months Ended September 30, 2001 (Unaudited)
=========================================================================================
                                               Government      Government       Alabama
                                                 Street          Street         Tax Free
                                                 Equity           Bond           Bond
                                                  Fund            Fund           Fund
-----------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest ...................................$     35,972   $  1,564,974    $    669,507
  Dividends ..................................     591,266         15,733          12,061
                                              ------------   ------------    ------------
    TOTAL INVESTMENT INCOME ..................     627,238      1,580,707         681,568
                                              ------------   ------------    ------------

EXPENSES
  Investment advisory fees (Note 3) ..........     298,132        124,751          50,137
  Administration fees (Note 3) ...............      59,366         18,822          21,164
  Printing of shareholder reports ............       9,884          6,480           5,911
  Trustees' fees and expenses ................       6,658          6,658           6,658
  Professional fees ..........................       5,639          5,639           4,539
  Custodian fees .............................       8,207          5,067           1,835
  Pricing costs ..............................       2,400          4,650           7,703
  Other expenses .............................       2,255             89           5,107
                                              ------------   ------------    ------------
    TOTAL EXPENSES ...........................     392,541        172,156         103,054
                                              ------------   ------------    ------------

Fees waived by the Adviser (Note 3) ........            --             --          (9,942)
                                              ------------   ------------    ------------
    NET EXPENSES .............................     392,541        172,156          93,112
                                              ------------   ------------    ------------

NET INVESTMENT INCOME ........................     234,697      1,408,551         588,456
                                              ------------   ------------    ------------

REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
  Net realized gains (losses)
   from security transactions ................   1,283,616        (58,338)            165
  Net change in unrealized appreciation/
   depreciation on investments ............... (10,860,147)     1,073,120         193,583
                                              ------------   ------------    ------------

NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS .....................  (9,576,531)     1,014,782         193,748
                                              ------------   ------------    ------------

NET INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS ......................$ ( 9,341,834) $  2,423,333    $    782,204
                                              =============  ============    ============

See accompanying notes to financial statements.


THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================================================================
                                                   GOVERNMENT STREET           GOVERNMENT STREET           ALABAMA TAX FREE
                                                      EQUITY FUND                 BOND FUND                    BOND FUND
                                              ---------------------------------------------------------------------------------
                                              SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                                ENDED           YEAR         ENDED          YEAR           ENDED        YEAR
                                              SEPT. 30,         ENDED       SEPT. 30,      ENDED          SEPT. 30,     ENDED
                                                2001           MARCH 31,      2001        MARCH 31,         2001      MARCH 31,
                                             (UNAUDITED)         2001      (UNAUDITED)      2001        (UNAUDITED)      2001
-------------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
  Net investment income ...................... $  234,697    $  403,604    $1,408,551    $2,892,753    $  588,456    $1,095,801
  Net realized gains (losses)
    from security transactions ...............  1,283,616      (257,862)      (58,338)      (76,233)          165         2,045
  Net realized gains from
    in-kind redemptions (Note 1) .............       --       4,113,813          --            --            --            --
  Net change in unrealized appreciation/
    depreciation on investments ..............(10,860,147)  (28,905,747)    1,073,120     2,667,352       193,583     1,060,080
                                               ----------    ----------    ----------    ----------    ----------    ----------
Net increase (decrease)
  in net assets from operations .............. (9,341,834)  (24,646,192)    2,423,333     5,483,872       782,204     2,157,926
                                               ----------    ----------    ----------    ----------    ----------    ----------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .................   (237,508)     (397,913)   (1,397,605)   (2,892,753)     (588,456)   (1,095,801)
                                               ----------    ----------    ----------    ----------    ----------    ----------


FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ..................  6,007,120    27,166,620     5,234,585     9,584,714     2,219,746     3,864,419
  Net asset value of shares issued in
    reinvestment of distributions
    to shareholders ..........................    232,882       389,787     1,310,106     2,718,435       491,167       921,229
  Payments for shares redeemed ............... (3,360,918)  (23,448,065)   (3,181,793)  (10,870,274)  ( 1,137,334)     (805,424)
                                               ----------    ----------    ----------    ----------    ----------    ----------
Net increase in net assets from
  capital share transactions .................  2,879,084     4,108,342     3,362,898     1,432,875     1,573,579     3,980,224
                                               ----------    ----------    ----------    ----------    ----------    ----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS .............................. (6,700,258)  (20,935,763)    4,388,626     4,023,994     1,767,327     5,042,349

NET ASSETS
  Beginning of period ........................ 95,510,859   116,446,622    49,179,785    45,155,791    28,090,689    23,048,340
                                               ----------    ----------    ----------    ----------    ----------    ----------
  End of period ..............................$88,810,601   $95,510,859   $53,568,411   $49,179,785   $29,858,016   $28,090,689
                                               ==========    ==========    ==========    ==========    ==========    ==========

UNDISTRIBUTED NET
    INVESTMENT INCOME ........................ $    2,880    $    5,691    $   10,946    $     --      $     --      $     --
                                               ==========    ==========    ==========    ==========    ==========    ==========


CAPITAL SHARE ACTIVITY
  Sold .......................................    129,694       493,613       249,500       473,903       210,661       376,482
  Reinvested .................................      5,407         7,636        62,602       134,746        46,608        89,520
  Redeemed ...................................    (72,268)     (425,503)     (152,264)     (536,618)     (108,429)      (78,535)
                                               ----------    ----------    ----------    ----------    ----------    ----------
  Net increase in shares outstanding .........     62,833        75,746       159,838        72,031       148,840       387,467
  Shares outstanding, beginning of period ....  2,116,111     2,040,365     2,353,510     2,281,479     2,662,361     2,274,894
                                               ----------    ----------    ----------    ----------    ----------    ----------
  Shares outstanding, end of period ..........  2,178,944     2,116,111     2,513,348     2,353,510     2,811,201     2,662,361
                                               ==========    ==========    ==========    ==========    ==========    ==========


See accompanying notes to financial statements.


THE GOVERNMENT STREET EQUITY FUND
FINANCIAL HIGHLIGHTS
===============================================================================================================================
    Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
-------------------------------------------------------------------------------------------------------------------------------
                                                | SIX MONTHS |
                                                |    ENDED   |
                                                |  SEPT. 30, |                     YEARS ENDED MARCH 31,
                                                |    2001    |-----------------------------------------------------------------
                                                | (UNAUDITED)|     2001          2000          1999          1998        1997
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....... $    45.14    $    57.07    $    48.10    $    43.79    $    32.59    $    29.41
                                               ----------    ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
  Net investment income ......................       0.11          0.19          0.18          0.27          0.32          0.37
  Net realized and unrealized
    gains (losses) on investments ............      (4.38)       (11.93)         9.39          6.01         12.28          4.50
                                               ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations .............      (4.27)       (11.74)         9.57          6.28         12.60          4.87
                                               ----------    ----------    ----------    ----------    ----------    ----------

Less distributions:
  Dividends from net
    investment income ........................      (0.11)        (0.19)        (0.18)        (0.27)        (0.32)        (0.36)
  Distributions from net realized gains ......         --            --         (0.42)        (1.70)        (1.08)        (1.33)
                                               ----------    ----------    ----------    ----------    ----------    ----------
Total distributions ..........................      (0.11)        (0.19)        (0.60)        (1.97)        (1.40)        (1.69)
                                               ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ............. $    40.76    $    45.14    $    57.07    $    48.10    $    43.79    $    32.59
                                               ==========    ==========    ==========    ==========    ==========    ==========


Total return .................................  (9.47%)(a)      (20.61%)       19.93%        14.81%        39.31%        16.94%
                                               ==========    ==========    ==========    ==========    ==========    ==========


Net assets at end of period (000's) .......... $   88,811    $   95,511    $  116,447    $   90,707    $   75,643    $   49,629
                                               ==========    ==========    ==========    ==========    ==========    ==========


Ratio of expenses to average net assets ......    0.79%(b)        0.80%         0.83%         0.85%         0.86%         0.89%

Ratio of net investment income
to average net assets ........................    0.47%(b)        0.36%         0.35%         0.61%         0.82%         1.17%

Portfolio turnover rate ......................      13%(b)          11%           17%           22%           18%           20%


(a)  Not Annualized.

(b)  Annualized.

See accompanying notes to financial statements.



THE GOVERNMENT STREET BOND FUND
FINANCIAL HIGHLIGHTS
===============================================================================================================================
    Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
-------------------------------------------------------------------------------------------------------------------------------
                                                | SIX MONTHS |
                                                |    ENDED   |
                                                |  SEPT. 30, |                     YEARS ENDED MARCH 31,
                                                |    2001    |-----------------------------------------------------------------
                                                | (UNAUDITED)|     2001          2000          1999          1998        1997
-------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period ....... $    20.90    $    19.79    $    20.90    $    21.06    $    20.47    $    20.87
                                               ----------    ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
  Net investment income ......................       0.59          1.23          1.23          1.27          1.32          1.34
  Net realized and unrealized
  gains (losses) on investments ..............       0.41          1.11         (1.11)        (0.16)         0.60         (0.40)
                                               ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations .............       1.00          2.34          0.12          1.11          1.92          0.94
                                               ----------    ----------    ----------    ----------    ----------    ----------

Dividends from net investment income .........      (0.59)        (1.23)        (1.23)        (1.27)        (1.33)        (1.34)
                                               ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ............. $    21.31    $    20.90    $    19.79    $    20.90    $    21.06    $    20.47
                                               ==========    ==========    ==========    ==========    ==========    ==========


Total return .................................    4.86%(a)       12.25%         0.67%         5.38%         9.61%         4.60%
                                               ==========    ==========    ==========    ==========    ==========    ==========


Net assets at end of period (000's) .......... $   53,568    $   49,180    $   45,156    $   43,041    $   36,908    $   29,442
                                               ==========    ==========    ==========    ==========    ==========    ==========


Ratio of expenses to average net assets ......    0.69%(b)        0.69%         0.70%         0.73%         0.74%         0.75%

Ratio of net investment income
  to average net assets ......................    5.64%(b)        6.12%         6.12%         6.01%         6.35%         6.44%

Portfolio turnover rate ......................      17%(b)           9%           20%           17%           10%           20%


(a)  Not annualized.

(b)  Annualized.

See accompanying notes to financial statements.


THE ALABAMA TAX FREE BOND FUND
FINANCIAL HIGHLIGHTS
===============================================================================================================================
    Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
-------------------------------------------------------------------------------------------------------------------------------
                                                | SIX MONTHS |
                                                |    ENDED   |
                                                |  SEPT. 30, |                     YEARS ENDED MARCH 31,
                                                |    2001    |-----------------------------------------------------------------
                                                | (UNAUDITED)|     2001          2000          1999          1998        1997
-------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period ....... $    10.55    $    10.13    $    10.54    $    10.49    $    10.18    $    10.23
                                               ----------    ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
  Net investment income ......................       0.22          0.44          0.44          0.44          0.44          0.43
  Net realized and unrealized
    gains (losses) on investments ............       0.07          0.42         (0.41)         0.05          0.31         (0.05)
                                               ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations .............       0.29          0.86          0.03          0.49          0.75          0.38
                                               ----------    ----------    ----------    ----------    ----------    ----------

Dividends from net investment income .........      (0.22)        (0.44)        (0.44)        (0.44)        (0.44)        (0.43)
                                               ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ............. $    10.62    $    10.55    $    10.13    $    10.54    $    10.49    $    10.18
                                               ==========    ==========    ==========    ==========    ==========    ==========

Total return .................................    2.75%(b)        8.71%         0.34%         4.73%         7.44%         3.82%
                                               ==========    ==========    ==========    ==========    ==========    ==========


Net assets at end of period (000's) .......... $   29,858    $   28,091    $   23,048    $   21,560    $   19,938    $   16,801
                                               ==========    ==========    ==========    ==========    ==========    ==========


Ratio of net expenses to
  average net assets(a) ......................    0.65%(c)        0.65%         0.65%         0.65%         0.65%         0.66%

Ratio of net investment income
  to average net assets ......................    4.11%(c)        4.29%         4.32%         4.16%         4.19%         4.24%

Portfolio turnover rate ......................       6%(c)           6%           19%            7%            2%            6%

(a) Absent investment advisory fees waived by the Adviser, the ratios of expenses to average net assets would have been 0.72%(b), 0.71%, 0.72%, 0.76%, 0.75% and 0.78% for the periods ended September 30, 2001, March 31,
     2001, 2000, 1999, 1998 and 1997, respectively (Note 3).

(b)  Not annualized.

(c)  Annualized.


See accompanying notes to financial statements.

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2001 (Unaudited)
================================================================================
  SHARES     COMMON STOCKS -- 97.7%                                     VALUE
--------------------------------------------------------------------------------
             BASIC MATERIALS-- 3.4%
    24,000   Alcoa, Inc. .......................................      $  744,240
    15,000   du Pont (E.I.) de Nemours & Company ...............         562,800
    11,955   International Paper Company .......................         416,034
    12,000   Kimberly Clark Corporation ........................         744,000
     5,000   Mead Corporation ..................................         138,400
    10,000   Newmont Mining Corporation ........................         236,000
     5,000   Sealed Air Corporation(a) .........................         182,450
                                                                      ----------
                                                                       3,023,924
                                                                      ----------
             CAPITAL GOODS-- 10.9%
     6,000   Boeing Company ....................................         201,000
    13,000   Caterpillar, Inc. .................................         582,400
    10,000   Cooper Tire & Rubber Company ......................         142,400
     9,500   General Dynamics Corporation ......................         839,040
    61,000   General Electric Company ..........................       2,269,200
     7,000   Ingersoll-Rand Company ............................         236,600
    15,500   JDS Uniphase Corporation(a) .......................          97,960
     5,000   KB Home ...........................................         142,050
             12,000 Kemet Corporation(a) .......................         197,520
             60,683 Koninklijke (Royal) Philips Electronics N.V        1,171,182
     9,500   Masco Corporation .................................         194,180
    30,000   Motorola, Inc. ....................................         468,000
     8,000   Mueller Industries, Inc.(a) .......................         229,600
    14,000   Pall Corporation ..................................         272,300
    10,500   Solectron Corporation(a) ..........................         122,325
     5,118   SPX Corporation(a) ................................         424,282
    38,786   Tyco International, Ltd. ..........................       1,764,763
    13,000   Waste Management, Inc. ............................         347,620
                                                                      ----------
                                                                       9,702,422
                                                                      ----------
             COMMUNICATION SERVICES-- 5.1%
     7,500   Alltel Corporation ................................         434,625
    26,500   Bellsouth Corporation .............................       1,101,075
    59,900   SBC Communications, Inc. ..........................       2,822,488
     5,000   Sprint Corporation (PCS Group)(a) .................         131,450
                                                                      ----------
                                                                       4,489,638
                                                                      ----------
             CONSUMER CYCLICALS-- 10.8%
    19,000   Circuit City Stores - Circuit City Group ..........         228,000
     9,387   Delphi Automotive Systems Corporation .............         110,297
     6,000   Dow Jones & Company, Inc. .........................         272,580
     4,500   Florida Rock Industries, Inc. .....................         141,930
    13,000   General Motors Corporation ........................         557,700
    49,500   Home Depot, Inc. ..................................       1,899,315
    15,000   Johnson Controls, Inc. ............................         978,600
    12,000   Leggett & Platt, Inc. .............................         234,000
     7,000   Marriott International, Inc. - Class A ............         233,800
     6,500   Maytag Corporation ................................         160,160
     3,000   Nike, Inc. - Class B ..............................         140,430
     5,500   Omnicom Group, Inc. ...............................         356,950
    14,000   Paychex, Inc. .....................................         441,140

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  SHARES     COMMON STOCKS -- 97.7% (CONTINUED)                          VALUE
--------------------------------------------------------------------------------
             CONSUMER CYCLICALS-- 10.8% (CONTINUED)
    10,000   Quanta Services, Inc.(a) ..........................      $  142,500
    15,000   RadioShack Corporation ............................         363,750
     6,000   Russell Corporation ...............................          82,380
    16,000   Speedway Motorsports, Inc.(a) .....................         318,080
    17,000   Target Corporation ................................         539,920
    20,000   Valspar Corporation ...............................         668,800
    34,000   Wal-Mart Stores, Inc. .............................       1,683,000
                                                                      ----------
                                                                       9,553,332
                                                                      ----------
             CONSUMER STAPLES-- 9.5%
    20,000   Anheuser-Busch Companies, Inc. ....................         837,600
    22,000   AOL Time Warner, Inc.(a) ..........................         728,200
    27,200   Archer-Daniels-Midland Company ....................         342,448
    12,000   Clorox Company (The) ..............................         444,000
    40,000   Coca-Cola Enterprises, Inc. .......................         613,600
     7,000   Comcast Corporation - Class A(a) ..................         248,850
    15,000   Costco Wholesale Corporation(a) ...................         533,400
    14,000   Gillette Company ..................................         417,200
     6,000   Hershey Foods Corporation .........................         392,220
    10,000   PepsiCo, Inc. .....................................         485,000
    13,000   Procter & Gamble Company ..........................         946,270
    10,000   Safeway, Inc.(a) ..................................         397,200
    15,000   SYSCO Corporation .................................         383,100
     5,000   Univision Communications, Inc.(a) .................         114,750
    21,000   Viacom, Inc. - Class A(a) .........................         733,950
    25,000   Walgreen Company ..................................         860,750
                                                                      ----------
                                                                       8,478,538
                                                                      ----------
             ENERGY -- 5.9%
    33,082   BP Amoco PLC - ADR ................................       1,626,642
    10,000   Burlington Resources, Inc. ........................         342,100
    13,000   Chevron Corporation ...............................       1,101,750
    19,000   Enron Corporation .................................         517,370
    31,300   Exxon Mobil Corporation ...........................       1,233,220
    20,000   Nabors Industries, Inc.(a) ........................         419,400
                                                                      ----------
                                                                       5,240,482
                                                                      ----------
             FINANCIAL -- 16.9%
    45,000   AFLAC, Inc. .......................................       1,215,000
    12,000   Aegon N.V .........................................         313,200
    30,000   American Express Company ..........................         871,800
    14,000   American International Group, Inc. ................       1,092,000
    10,000   Bank One Corporation ..............................         314,700
    33,000   Charles Schwab Corporation (The) ..................         379,500
    10,000   Cincinnati Financial Corporation ..................         416,200
    33,833   Citigroup, Inc. ...................................       1,370,237
     5,000   Fifth Third Bancorp ...............................         307,400
    32,000   FleetBoston Financial Corporation .................       1,160,000
    20,000   Freddie Mac .......................................       1,300,000
    12,000   Marsh & McLennan Companies, Inc. ..................       1,160,400
    19,500   MBNA Corporation ..................................         590,655
    40,000   Mellon Financial Corporation ......................       1,293,200

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  SHARES     COMMON STOCKS -- 97.7% (CONTINUED)                          VALUE
--------------------------------------------------------------------------------
             FINANCIAL-- 16.9% (CONTINUED)
    25,000   Synovus Financial Corporation .....................      $  690,000
     7,000   USA Education, Inc. ...............................         580,370
    75,000   U.S. Bancorp ......................................       1,663,500
     7,500   Washington Mutual, Inc. ...........................         288,600
                                                                      ----------
                                                                      15,006,762
                                                                      ----------
             HEALTHCARE -- 17.9%
    34,000   Becton, Dickinson & Company .......................       1,258,000
    33,750   Biomet, Inc. ......................................         987,188
    40,000   Cardinal Health, Inc. .............................       2,958,000
    10,000   Elan Corporation (a) ..............................         484,500
    17,000   Eli Lilly & Company ...............................       1,371,900
    12,500   Guidant Corporation(a) ............................         481,250
    13,000   Healthsouth Corporation(a) ........................         211,380
     4,000   Human Genome Sciences, Inc. (a) ...................         123,240
    30,000   Johnson & Johnson .................................       1,662,000
    24,900   Merck & Company, Inc. .............................       1,658,340
    36,000   Pfizer, Inc. ......................................       1,443,600
    40,000   Schering-Plough Corporation .......................       1,484,000
    16,000   UnitedHealth Group, Inc. ..........................       1,064,000
    20,000   Waters Corporation(a) .............................         715,400
                                                                      ----------
                                                                      15,902,798
                                                                      ----------
             TECHNOLOGY -- 14.0%
    30,000   ADC Telecommunications, Inc.(a) ...................         104,700
    25,000   Adobe Systems, Inc. ...............................         599,500
     2,479   Agilent Technologies, Inc.(a) .....................          48,464
    10,500   Applied Materials, Inc.(a) ........................         298,620
    22,200   Automatic Data Processing, Inc. ...................       1,044,288
    10,200   Broadcom Corporation - Class A(a) .................         207,060
     7,000   Celestica, Inc.(a) ................................         191,100
    60,500   Cisco Systems, Inc.(a) ............................         736,890
    24,500   Computer Sciences Corporation(a) ..................         812,665
    12,000   Dell Computer Corporation(a) ......................         222,360
     9,500   Electronic Data Systems Corporation ...............         547,010
    26,500   EMC Corporation(a) ................................         311,375
     5,000   Emerson Electric Company ..........................         235,300
    10,000   General Cable Corporation .........................          98,500
    13,500   Harmonic, Inc.(a) .................................         109,350
    14,000   Hewlett-Packard Company ...........................         225,400
    19,200   Inktomi Corporation(a) ............................          52,608
    48,100   Intel Corporation .................................         980,759
     9,500   International Business Machines Corporation .......         876,850
     6,000   Kla-Tencor Corporation(a) .........................         189,480
     9,500   Lexmark International Group, Inc.(a) ..............         424,745
     5,000   Macromedia, Inc.(a) ...............................          60,550
    31,000   Microsoft Corporation(a) ..........................       1,586,270
    12,000   National Semiconductor Corporation(a) .............         264,600
    23,000   Nokia Corporation - ADR ...........................         359,950
    48,000   Nortel Networks Corporation .......................         269,280
    36,000   Scientific-Atlanta, Inc. ..........................         631,800

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  SHARES     COMMON STOCKS -- 97.7% (CONTINUED)                          VALUE
--------------------------------------------------------------------------------
             TECHNOLOGY-- 14.0% (CONTINUED)
    14,000   Symbol Technologies, Inc. .........................      $  146,860
     9,500   Teradyne, Inc.(a) .................................         185,250
    15,000   Titan Corporation(a) ..............................         294,000
     2,955   Veritas Software Corporation(a) ...................          54,490
    10,000   Xilinx, Inc.(a) ...................................         235,300
                                                                      ----------
                                                                      12,405,374
                                                                      ----------
             UTILITIES -- 3.3%
     5,500   Apache Corporation ................................         236,445
    37,980   Duke Energy Corporation ...........................       1,437,543
    12,373   Mirant Corporation ................................         270,969
    40,000   Southern Company (The) ............................         959,200
                                                                      ----------
                                                                       2,904,157
                                                                      ----------

             TOTAL COMMON STOCKS-- 97.7%
              (Cost $67,335,085) ...............................     $86,707,427
                                                                      ----------

================================================================================
 PAR VALUE    COMMERCIAL PAPER -- 2.2%                                  VALUE
--------------------------------------------------------------------------------
$1,990,000   Galaxy Funding Corporation, 3.25%,
              due 10/01/2001 (Cost $1,990,000) .................      $1,990,000
                                                                      ----------
================================================================================
  SHARES     MONEY MARKETS -- 0.0%                                       VALUE
--------------------------------------------------------------------------------
       989   First American Treasury Fund (Cost $989) ..........      $      989
                                                                      ----------

             TOTAL INVESTMENTS AT VALUE-- 99.9%
             (Cost $69,326,074) ................................     $88,698,416

             OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.1% ......         112,185
                                                                     -----------

             NET ASSETS-- 100.0% ...............................     $88,810,601
                                                                     ===========

(a) Non-income producing security.

See accompanying notes to financial statements.

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS
September 30, 2001 (Unaudited)
================================================================================
 PAR VALUE   U.S. TREASURY AND AGENCY OBLIGATIONS-- 27.2%               VALUE
--------------------------------------------------------------------------------
             U.S. TREASURY NOTES-- 5.6%
$  850,000   5.75%, due 04/30/2003 .............................      $  889,974
   750,000   5.875%, due 11/15/2005 ............................         811,377
   750,000   5.50%, due 02/15/2008 .............................         802,734
   500,000   5.00%, due 02/15/2011 .............................         514,082
                                                                      ----------
                                                                       3,018,167
                                                                      ----------
             FEDERAL FARM CREDIT BANK BONDS-- 1.6%
   500,000   6.00%, due 01/07/2008 .............................         532,717
   325,000   6.06%, due 05/28/2013 .............................         339,541
                                                                      ----------
                                                                         872,258
                                                                      ----------
             FEDERAL HOME LOAN BANK BONDS-- 10.4%
   500,000   7.57%, due 08/19/2004 .............................         554,359
   500,000   6.045%, due 12/10/2004 ............................         534,431
   500,000   6.345%, due 11/01/2005 ............................         540,762
 1,255,000   5.925%, due 04/09/2008 ............................       1,333,328
   500,000   5.42%, due 09/23/2008 .............................         513,935
   500,000   5.52%, due 09/23/2008 .............................         516,923
 1,000,000   5.875%, due 02/15/2011 ............................       1,044,300
   500,000   5.75%, due 10/12/2011 .............................         505,549
                                                                      ----------
                                                                       5,543,587
                                                                      ----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION BONDS-- 1.5%
   800,000   7.04%, due 01/09/2007 .............................         809,834
                                                                      ----------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION BONDS-- 8.1%
   500,000   6.63%, due 06/20/2005 .............................         541,258
 1,000,000   7.125%, due 03/15/2007 ............................       1,129,196
   750,000   6.62%, due 06/25/2007 .............................         822,844
   750,000   6.08%, due 12/15/2010 .............................         785,986
   400,000   6.80%, due 08/27/2012 .............................         431,106
   600,000   6.875%, due 09/24/2012 ............................         654,173
                                                                      ----------
                                                                       4,364,563
                                                                      ----------

             TOTAL U.S. TREASURY AND AGENCY OBLIGATIONS
              (Cost $14,047,640)                                    $ 14,608,409
                                                                      ----------

================================================================================
 PAR VALUE   MORTGAGE-BACKED SECURITIES - 21.6%                         VALUE
--------------------------------------------------------------------------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-- 21.6%
$    7,391   Pool #15032, 7.50%, due 02/15/2007 ................      $    7,715
   295,892   Pool #438434, 6.50%, due 01/15/2013 ...............         307,234
   452,947   Pool #470177, 7.00%, due 03/15/2014 ...............         474,170
   333,558   Pool #518403, 7.00%, due 09/15/2014 ...............         349,187
     8,865   Pool #170784, 8.00%, due 12/15/2016 ...............           9,310
     7,964   Pool #181540, 8.00%, due 02/15/2017 ...............           8,364
   364,146   Pool #493659, 6.50%, due 12/15/2018 ...............         371,300
   314,095   Pool #476695, 6.50%, due 10/15/2023 ...............         320,265
   308,809   Pool #366710, 6.50%, due 02/15/2024 ...............         314,876
   400,912   Pool #453826, 7.25%, due 09/15/2027 ...............         417,074

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
 PAR VALUE   MORTGAGE-BACKED SECURITIES-- 21.6% (CONTINUED)             VALUE
--------------------------------------------------------------------------------
$  576,199   Pool #412360, 7.00%, due 11/15/2027 ...............      $  597,422
   441,721   Pool #454162, 7.00%, due 05/15/2028 ...............         457,991
   613,364   Pool #2617, 7.50%, due 07/20/2028 .................         638,115
   343,143   Pool #158794, 7.00%, due 09/15/2028 ...............         355,782
   363,702   Pool #486760, 6.50%, due 12/15/2028 ...............         370,847
   904,131   Pool #781096, 6.50%, due 12/15/2028 ...............         921,894
 1,000,579   Pool #781136, 7.00%, due 12/15/2028 ...............       1,037,433
   720,402   Pool #506618, 7.00%, due 03/15/2029 ...............         746,936
   744,829   Pool #511562, 7.50%, due 07/15/2030 ...............         777,447
   985,925   Pool #448316, 6.50% due 04/15/2031 ................       1,005,295
   999,956   Pool #530606, 6.50% due 04/15/2031 ................       1,019,601
 1,003,259   Pool #545820, 7.00% due 06/15/2031 ................       1,040,212
                                                                     -----------

             TOTAL MORTGAGE-BACKED SECURITIES (Cost $11,327,047)     $11,548,470
                                                                     -----------

================================================================================
 PAR VALUE   CORPORATE BONDS -- 40.4%                                   VALUE
--------------------------------------------------------------------------------
             FINANCE - 20.4%
              AmSouth Bancorp,
$  550,000     7.75%, due 05/15/2004 ...........................      $  593,700
                                                                      ----------

             Banc One Corporation,
   665,000     7.00%, due 07/15/2005 ...........................         710,177
   500,000     6.875%, due 08/01/2006 ..........................         534,288
                                                                      ----------
                                                                       1,244,465
                                                                      ----------
             Bank of America Corporation,
   496,000     8.375%, due 03/15/2002 ..........................         507,610
   750,000     7.125%, due 03/01/2009 ..........................         803,545
                                                                      ----------
                                                                       1,311,155
                                                                      ----------
             Duke Capital Corporation,
 1,000,000     7.50%, due 10/01/2009 ...........................       1,080,138
                                                                      ----------

             General Electric Capital Corporation,
   130,000     7.24%, due 01/15/2002 ...........................         131,692
   150,000     7.50%, due 03/15/2002 ...........................         153,263
                                                                      ----------
                                                                         284,955
                                                                      ----------
             J.P. Morgan & Company,
   500,000     7.25%, due 01/15/2002 ...........................         506,038
                                                                      ----------

             Merrill Lynch & Company, Inc.,
   745,000     7.375%, due 08/17/2002 ..........................         773,182
 1,000,000     7.00%, due 04/27/2008 ...........................       1,070,943
                                                                      ----------
                                                                       1,844,125
                                                                      ----------
             NationsBank,
   550,000     7.625%, due 04/15/2005 ..........................         604,276
                                                                      ----------

             Regions Financial Corporation,
   350,000     7.80%, due 12/01/2002 ...........................         367,917
                                                                      ----------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
 PAR VALUE   CORPORATE BONDS-- 40.4% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             Salomon, Inc.,
$  597,000     7.50%, due 02/01/2003 ...........................      $  629,525
                                                                      ----------

             Sears Roebuck Acceptance Corporation,
   700,000     6.00%, due 03/20/2003 ...........................         719,223
                                                                      ----------

             SouthTrust Bank of Alabama, N.A.,
   665,000     7.00%, due 11/15/2008 ...........................         697,940
                                                                      ----------

             Transamerica Financial Corporation,
 1,000,000     7.50%, due 03/15/2004 ...........................       1,071,858
                                                                      ----------

             TOTAL FINANCE CORPORATE BONDS                            10,955,315
                                                                      ----------

             INDUSTRIAL-- 14.5%
              Coca-Cola Company,
   600,000     6.625%, due 08/01/2004 ..........................         639,706
                                                                      ----------

             Conoco, Inc.,
 1,000,000     6.35%, due 04/15/2009 ...........................       1,009,080
                                                                      ----------

             du Pont (E.I.) de Nemours & Company,
   425,000     6.75%, due 10/15/2002 ...........................         441,736
                                                                      ----------

             Ford Motor Company,
 1,000,000     7.25%, due 10/01/2008 ...........................       1,046,432
                                                                      ----------

             General Motors Corporation,
   565,000     7.10%, due 03/15/2006 ...........................         589,837
                                                                      ----------

             Hanson Overseas,
 1,100,000     7.375%, due 01/15/2003 ..........................       1,142,027
                                                                      ----------

             IBM Corporation,
 1,000,000     7.25%, due 11/01/2002 ...........................       1,040,987
                                                                      ----------

             Philip Morris Companies, Inc.,
   700,000     7.125%, due 10/01/2004 ..........................         749,596
                                                                      ----------

             Wal-Mart Stores, Inc.,
 1,000,000     7.50%, due 05/15/2004 ...........................       1,089,868
                                                                      ----------


             TOTAL INDUSTRIAL CORPORATE BONDS                          7,749,269
                                                                      ----------

             UTILITY-- 5.5%
               AT&T Corporation,
 1,000,000       6.00%, due 03/15/2009 .........................         983,597
                                                                      ----------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
 PAR VALUE      CORPORATE BONDS-- 40.4% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
             BellSouth Corporation,
$  750,000     7.75%, due 02/15/2010 ...........................      $  833,515
                                                                      ----------

             Emerson Electric Company,
   587,000     6.30%, due 11/01/2005 ...........................         616,338
                                                                      ----------

             Scana Corporation,
   500,000     6.05%, due 01/13/2003 ...........................         513,745
                                                                      ----------

             TOTAL UTILITY CORPORATE BONDS......................       2,947,195
                                                                      ----------

             TOTAL CORPORATE BONDS (Cost $20,738,196)...........     $21,651,779
                                                                      ----------

================================================================================
 PAR VALUE      MUNICIPAL OBLIGATIONS --- 2.2%                           VALUE
--------------------------------------------------------------------------------
             Alabama State Public School & College Auth.,
$ 1,050,000    7.15%, due 09/01/2009 (Cost $1,021,009)..........     $ 1,153,698
                                                                      ----------

================================================================================
 PAR VALUE      COMMERCIAL PAPER -- 8.4%                                 VALUE
--------------------------------------------------------------------------------
$ 2,400,000    Galaxy Funding Corporation, 3.25%, due 10/01/2001     $ 2,400,000
  2,081,000    U.S. Bancorp, 3.15%, due 10/01/2001..............       2,081,000
                                                                      ----------

             TOTAL COMMERCIAL PAPER (COST $4,481,000)...........     $ 4,481,000
                                                                      ----------
================================================================================
  SHARES     MONEY MARKETS -- 0.0%                                       VALUE
--------------------------------------------------------------------------------
        933  First American Treasury Fund (Cost $933)...........     $       933
                                                                      ----------

             TOTAL INVESTMENTS AT VALUE - 99.8%
              (Cost $51,615,825)................................    $ 53,444,289

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%.......         124,122
                                                                      ----------

             NET ASSETS - 100.0%................................    $ 53,568,411
                                                                    ============

See accompanying notes to financial statements.

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS
September 30, 2001 (Unaudited)
================================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE   OBLIGATION (GO) BONDS -- 93.6%                             VALUE
--------------------------------------------------------------------------------
             Alabama Mental Health Finance Auth. Special Tax,
$  465,000     5.00%, due 05/01/2006 ...........................      $  494,388
                                                                      ----------

             Alabama Special Care Facilities Financing
              Auth. Rev.,
   500,000     4.50%, due 11/01/2009, ETM ......................         517,540
   400,000     5.375%, due 11/01/2012, ETM .....................         420,396
                                                                      ----------
                                                                         937,936
                                                                      ----------
             Alabama State, GO,
   100,000     5.70%, due 12/01/2002 ...........................         101,583
                                                                      ----------

             Alabama State Industrial Access Road &
              Bridge Corp., GO,
   100,000     5.25%, due 06/01/2003 ...........................         104,295
                                                                      ----------

             Alabama State Municipal Electric Authority
              Power Supply Rev.,
   100,000     5.00%, due 09/01/2004 ...........................         106,164
                                                                      ----------

             Alabama State Public School & College Auth. Rev.,
   250,000     4.50%, due 12/01/2001 ...........................         250,987
   275,000     5.25%, due 11/01/2005 ...........................         297,880
   305,000     5.00%, due 12/01/2005 ...........................         323,117
   300,000     5.00%, due 02/01/2010 ...........................         319,989
   200,000     5.125%, due 11/01/2010 ..........................         215,132
   300,000     5.00%, due 11/01/2012 ...........................         316,224
   250,000     5.625%, due 07/01/2013 ..........................         273,465
   600,000     5.125%, due 11/01/2013 ..........................         631,752
   500,000     5.125%, due 11/01/2015 ..........................         518,570
                                                                      ----------
                                                                       3,147,116
                                                                      ----------
             Alabama Water Pollution Control Auth. Rev.,
   190,000     6.25%, due 08/15/2004 ...........................         207,902
   500,000     5.00%, due 08/15/2010 ...........................         534,730
   180,000     5.00%, due 08/15/2015 ...........................         181,622
                                                                      ----------
                                                                         924,254
                                                                      ----------
             Anniston, AL, GO,
   250,000     5.50%, due 01/01/2004 ...........................         264,210
                                                                      ----------

             Anniston, AL, Regional Medical Center
              Hospital Board Rev.,
    10,000     7.375%, due 07/01/2006 ..........................          11,059
                                                                      ----------

             Athens, AL, School Warrants,
   335,000     5.05%, due 08/01/2015 ...........................         344,849
                                                                      ----------

             Auburn, AL, Water Works Board Water Rev.,
   335,000     5.00%, due 07/01/2015 ...........................         345,100
                                                                      ----------

             Auburn University, AL, Rev.,
   175,000     5.20%, due 06/01/2004 ...........................         185,129
   325,000     5.25%, due 04/01/2005 ...........................         341,474
                                                                      ----------
                                                                         526,603
                                                                      ----------
18

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE   OBLIGATION (GO) BONDS-- 93.6% (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
             Auburn University, AL, General Fee Rev.,
$  400,000     4.45%, due 06/01/2011 ...........................      $  407,272
                                                                      ----------

             Baldwin Co., AL, Board of Education Rev.,
   300,000     5.90%, due 12/01/2001 ...........................         300,915
                                                                      ----------

             Baldwin Co., AL, GO,
   200,000     5.85%, due 08/01/2003 ...........................         212,240
   400,000     5.00%, due 02/01/2007 ...........................         426,976
   200,000     4.55%, due 02/01/2009 ...........................         205,390
                                                                      ----------
                                                                         844,606
                                                                      ----------
             Birmingham, AL, Series B, GO,
   500,000     6.60%, due 07/01/2012,
                prerefunded 01/01/2002 @ 102....................         515,225
   100,000     5.80%, due 04/01/2002 ...........................         101,815
   200,000     5.90%, due 04/01/2003 ...........................         207,424
                                                                      ----------
                                                                         824,464
                                                                      ----------
             Birmingham, AL, Industrial Water Board Rev.,
   100,000     6.00%, due 07/01/2007 ...........................         112,985
                                                                      ----------

             Birmingham, AL, Medical Clinic Board Rev.,
    40,000     7.30%, due 07/01/2005 ...........................          43,792
                                                                      ----------

             Birmingham, AL, Southern College, Private
              Education Bldg. Auth. Rev.,
   500,000     5.10%, due 12/01/2012 ...........................         519,745
                                                                      ----------

             Birmingham, AL, Waterworks & Sewer Board Rev.,
    50,000     5.90%, due 01/01/2003, prerefunded
                01/01/2002 @ 102................................          51,475
   400,000     6.15%, due 01/01/2006, prerefunded
                01/01/2002 @ 102................................         412,056
                                                                      ----------
                                                                         463,531
                                                                      ----------
             DCH Health Care Auth. of Alabama Rev.,
    55,000     5.00%, due 06/01/2004 ...........................          57,373
                                                                      ----------

             Decatur, AL, GO,
   300,000     5.00%, due 06/01/2009 ...........................         318,309
                                                                      ----------

             Decatur, AL, Water Rev.,
   100,000     5.00%, due 05/01/2014 ...........................         103,462
                                                                      ----------

             Dothan, AL, GO,
   500,000     5.50%, due 09/01/2014 ...........................         537,555
                                                                      ----------

             Fairhope, AL, Utilities Rev.,
   200,000     5.10%, due 12/01/2008 ...........................         206,660
                                                                      ----------

             Fairhope, AL, Public Improvements Warrants,
   295,000     5.10%, due 06/01/2014 ...........................         305,694
                                                                      ----------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE   OBLIGATION (GO) BONDS-- 93.6% (CONTINUED)                  VALUE
--------------------------------------------------------------------------------
             Florence, AL, School Warrants,
$  200,000     5.00%, due 09/01/2008 ...........................      $  208,092
   200,000     4.65%, due 12/01/2012 ...........................         205,708
   400,000     5.75%, due 09/01/2015 ...........................         420,708
                                                                      ----------
                                                                         834,508
                                                                      ----------
             Greenville, AL, GO,
   300,000     5.10%, due 12/01/2009 ...........................         320,742
                                                                      ----------

             Hoover, AL, Board of Education Special Tax,
   400,000     6.00%, due 02/15/2006 ...........................         431,436
                                                                      ----------

             Houston Co., AL, GO,
   250,000     5.00%, due 07/01/2002 ...........................         255,285
   300,000     5.60%, due 10/15/2014 ...........................         327,411
                                                                      ----------
                                                                         582,696
                                                                      ----------
             Huntsville, AL, Electric Systems Rev.,
   150,000     5.00%, due 12/01/2003 ...........................         157,350
   250,000     4.80%, due 12/01/2012 ...........................         257,830
                                                                      ----------
                                                                         415,180
                                                                      ----------
             Huntsville, AL, GO,
   500,000     5.50%, due 11/01/2002 ...........................         517,360
   100,000     5.90%, due 11/01/2005, prefunded
                11/01/2002 @ 102 ...............................         105,830
   300,000     5.40%, due 02/01/2010 ...........................         314,955
   250,000     5.25%, due 11/01/2011 ...........................         268,125
                                                                      ----------
                                                                       1,206,270
                                                                      ----------
             Huntsville, AL, Water Systems Rev.,
   150,000     5.15%, due 05/01/2004 ...........................         154,992
   150,000     5.25%, due 05/01/2005 ...........................         154,827
   200,000     4.70%, due 11/01/2013 ...........................         203,218
                                                                      ----------
                                                                         513,037
                                                                      ----------
             Jefferson Co., AL, Board of Education
              Capital Outlay Warrants, 5.70%, due 02/15/2011, prerefunded
   300,000      02/15/2005 @ 102 ...............................         331,578
                                                                      ----------

             Jefferson Co., AL, GO Unlimited Warrants,
   150,000     5.55%, due 04/01/2002 ...........................         152,487
   100,000     5.00%, due 04/01/2004 ...........................         105,023
                                                                      ----------
                                                                         257,510
                                                                      ----------
             Jefferson Co., AL, Sewer Rev.,
   140,000     5.15%, due 09/01/2002 ...........................         143,863
    50,000     5.50%, due 09/01/2003, ETM ......................          52,882
   300,000     5.75%, due 09/01/2005, prerefunded
                09/01/2003 @ 101 ...............................         321,555
                                                                      ----------
                                                                         518,300
                                                                      ----------
             Lee Co., AL, GO,
   300,000     5.50%, due 02/01/2007 ...........................         323,007
                                                                      ----------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE   OBLIGATION (GO) BONDS-- 93.6% (CONTINUED)                VALUE
--------------------------------------------------------------------------------
             Madison, AL, Warrants,
$  325,000     5.55%, due 04/01/2007 ...........................      $  351,335
   200,000     4.40%, due 02/01/2011 ...........................         203,062
   400,000     4.85%, due 02/01/2013 ...........................         411,588
                                                                      ----------
                                                                         965,985
                                                                      ----------
             Madison Co., AL, Board of Education Capital
              Outlay Tax Antic. Warrants,
   175,000     5.20%, due 09/01/2004 ...........................         188,178
   400,000     5.20%, due 03/01/2011 ...........................         430,212
   250,000     5.10%, due 09/01/2011 ...........................         261,285
                                                                      ----------
                                                                         879,675
                                                                      ----------
             Mobile, AL, GO,
   180,000     5.75%, due 02/15/2016, prerefunded
                02/15/2006 @ 102 ...............................         201,355
   275,000     6.20%, due 02/15/2007 ...........................         309,820
                                                                      ----------
                                                                         511,175
                                                                      ----------
             Mobile, AL, Water & Sewer Commissioners Rev.,
    55,000     6.30%, due 01/01/2003 ...........................          56,636
                                                                      ----------

             Mobile Co., AL, Gas Tax Antic. Warrants,
   100,000     4.50%, due 02/01/2003 ...........................         100,669
                                                                      ----------

             Mobile Co., AL, GO, Warrants,
   200,000     5.40%, due 08/01/2013 ...........................         212,912
                                                                      ----------

             Mobile Co., AL, School Board Commissioner
              Capital Outlay,
   400,000     5.00%, due 03/01/2008 ...........................         418,216
                                                                      ----------

             Montgomery, AL, GO,
   200,000     4.70%, due 05/01/2002 ...........................         202,954
   500,000     5.10%, due 10/01/2008 ...........................         538,705
   300,000     5.00%, due 11/01/2015 ...........................         308,124
                                                                      ----------
                                                                       1,049,783
                                                                      ----------
             Montgomery, AL, Waterworks & Sanitation Rev.,
   200,000     5.85%, due 03/01/2003 ...........................         209,094
   400,000     6.15%, due 09/01/2006 ...........................         417,300
   400,000     5.60%, due 09/01/2009 ...........................         432,188
                                                                      ----------
                                                                       1,058,582
                                                                      ----------
             Montgomery Co., AL, GO,
   100,000     5.20%, due 11/01/2006 ...........................         103,903
                                                                      ----------

             Mountain Brook, AL, City Board of Education
              Capital Outlay Warrants,
   405,000     4.80%, due 02/15/2011 ...........................         416,968
                                                                      ----------

             Muscle Shoals, AL, GO,
   400,000     5.60%, due 08/01/2010 ...........................         430,992
                                                                      ----------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE   OBLIGATION (GO) BONDS-- 93.6% (CONTINUED)                 VALUE
--------------------------------------------------------------------------------
             Opelika, AL, GO,
$  100,000     4.60%, due 03/01/2003 ...........................      $  103,048
   100,000     5.30%, due 07/01/2003 ...........................         104,925
                                                                      ----------
                                                                         207,973
                                                                      ----------
             Scottsboro, AL, Waterworks Sewer & Gas Rev.,
   200,000     4.35%, due 08/01/2011 ...........................         202,190
                                                                      ----------

             Shelby Co., AL, GO,
   315,000     4.75%, due 02/01/2009 ...........................         330,703
                                                                      ----------

             Shelby Co., AL, Hospital Board Rev.,
    25,000     6.60%, due 02/01/2002 ...........................          25,375
    40,000     6.60%, due 02/01/2003 ...........................          42,192
                                                                      ----------
                                                                          67,567
                                                                      ----------
             Trussville, AL, GO, Warrants,
   400,000     4.30%, due 10/01/2010 ...........................         406,880
                                                                      ----------

             Tuscaloosa, AL, Board of Education, GO,
   100,000   5.10%, due 02/01/2004 .............................         105,197
   300,000   4.625%, due 08/01/2008 ............................         310,971
                                                                      ----------
                                                                         416,168
                                                                      ----------
             Tuscaloosa, AL, Board of Education
              Special Tax Warrants,
    75,000     5.70%, due 02/15/2005 ...........................          77,218
   125,000     6.00%, due 02/15/2009 ...........................         128,405
   300,000     4.85%, due 02/15/2013 ...........................         306,246
                                                                      ----------
                                                                         511,869
                                                                      ----------
             Tuscaloosa, AL, GO,
   500,000     5.45%, due 01/01/2014 ...........................         536,780
                                                                      ----------

             University of Alabama, AL, Series A, Rev.,
   240,000     5.10%, due 10/01/2002 ...........................         246,914
   400,000     5.25%, due 06/01/2010 ...........................         426,512
   100,000     5.375%, due 06/01/2013 ..........................         105,639
                                                                      ----------
                                                                         779,065
                                                                      ----------
             Vestavia Hills, AL, Board of Education
              Capital Outlay Rev.,
    55,000     5.25%, due 02/01/2004 ...........................          56,203
                                                                      ----------

             Vestavia Hills, AL, GO, Warrants,
   125,000     4.90%, due 04/01/2005 ...........................         132,340
                                                                      ----------

             TOTAL ALABAMA FIXED RATE REVENUE AND GENERAL
               OBLIGATION (GO) BONDS-- 93.6% (Cost $26,714,273).     $27,941,418
                                                                      ----------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  SHARES     MONEY MARKETS-- 5.2%                                     VALUE
--------------------------------------------------------------------------------
 1,568,357   First American Tax-Free Fund (Cost $1,568,357)          $ 1,568,357
                                                                      ----------

             TOTAL INVESTMENTS AT VALUE-- 98.8%
              (Cost $28,282,630)                                    $ 29,509,775

             OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.2%                348,241
                                                                      ----------

             NET ASSETS-- 100.0%                                    $ 29,858,016
                                                                    ============



See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2001 (Unaudited)
================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

The Government Street Equity Fund, The Government Street Bond Fund, and The Alabama Tax Free Bond Fund (the Funds) are each a no-load series of The Williamsburg Investment Trust (the Trust). The Trust, an open-end management investment company registered under the Investment Company Act of 1940, was organized as a Massachusetts business trust on July 18, 1988.

The Government Street Equity Fund's investment objective is to seek capital appreciation through the compounding of dividends and of capital gains, both realized and unrealized, by investing in common stocks.

The Government Street Bond Fund's investment objectives are to preserve capital, to provide current income and to protect the value of the portfolio against the effects of inflation.

The Alabama Tax Free Bond Fund's investment objectives are to provide current income exempt from federal income taxes and from the personal income taxes of Alabama and to preserve capital.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.

Repurchase agreements -- The Funds may enter into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market value. At the time the Funds enter into the joint repurchase agreement, the Funds take possession of the underlying securities and the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations.

Distributions to shareholders -- Dividends arising from net investment income are declared and paid quarterly to shareholders of The Government Street Equity Fund; declared and paid monthly to shareholders of The Government Street Bond Fund; and declared daily and paid monthly to shareholders of The Alabama Tax Free Bond Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Adoption of new accounting principle -- In order to comply with new accounting standards mandated by the latest AICPA Audit and Accounting Guide for Audits of Investment Companies (dated 12/1/00), beginning April 1, 2001 premiums and discounts on debt securities are being amortized using the interest method. The effect of initially applying changes required by the Guide will have no effect on the net assets of the Funds.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.


The following information is based upon the federal income tax cost of portfolio investments of each Fund as of September 30, 2001:

===========================================================================================
                                               Government      Government       Alabama
                                                 Street          Street         Tax Free
                                              Equity Fund      Bond Fund       Bond Fund
-------------------------------------------------------------------------------------------

Gross unrealized appreciation ................$ 31,242,561   $  1,931,206    $  1,159,645
Gross unrealized depreciation ................ (11,870,219)      (102,742)         (2,051)
                                              -------------  -------------   ------------
Net unrealized appreciation ..................$ 19,372,342   $  1,828,464    $  1,157,594
                                              =============  =============   ============

Federal income tax cost ......................$ 69,326,074   $ 51,615,825    $ 28,352,181
                                              =============  =============   ============

-------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Alabama Tax Free Bond Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

During the year ended March 31, 2001, The Government Street Equity Fund realized $4,113,813 of net capital gains resulting from in-kind redemptions. Certain shareholders exchanged fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they were reclassified from accumulated net realized gains to paid-in capital on the Statement of Assets and Liabilities. Such reclassification had no effect on the Fund's net assets or net asset value per share.

As of March 31, 2001, The Government Street Equity Fund had capital loss carryforwards for federal income tax purposes of $292,070 which expire March 31, 2009. As of March 31, 2001, The Government Street Bond Fund had capital loss carryforwards for federal income tax purposes of $955,041, of which $7,118 expire March 31, 2002, $64,123 expire March 31, 2003, $106,397 expire March 31,
2004,  $129,539 expire March 31, 2005,  $126,569 expire March 31, 2006, $106,011 expire March 31, 2007, $220,187 expire March 31, 2008 and $195,097 expire March 31, 2009. As of March 31, 2001, The Alabama Tax Free Bond Fund had capital loss carryforwards for federal income tax purposes of $174,672, of which $115,762 expire March 31, 2004, $347 expire March 31, 2007 and $58,563 expire March 31, 2009. In addition, The Government Street Equity Fund and The Government Street Bond Fund had net realized capital losses of $14,746 and $26,374, respectively, during the period November 1, 2000 through March 31, 2001, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 2002. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

2.  INVESTMENT TRANSACTIONS

During the six months ended September 30, 2001, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $11,543,182 and $6,457,392, respectively, for The Government Street Equity Fund, $6,613,114 and $3,812,063, respectively, for The Government Street Bond Fund, and $2,036,706 and $859,000, respectively, for The Alabama Tax Free Bond Fund.

3. TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by T. Leavell & Associates, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, The Government Street Equity Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of .60% of its average daily net assets up to $100 million and .50% of such assets in excess of $100 million. The Government Street Bond Fund pays the Adviser a fee at an annual rate of .50% of its average daily net assets up to $100 million and .40% of such net assets in excess of $100 million. The Alabama Tax Free Bond Fund pays the Adviser a fee at an annual rate of .35% of its average daily net assets up to $100 million and .25% of such net assets in excess of $100 million.

The Adviser currently intends to limit the total operating expenses of The Alabama Tax Free Bond Fund to .65% of its average daily net assets. Accordingly, the Adviser voluntarily waived $9,942 of its investment advisory fees for the Fund during the six months ended September 30, 2001.

Certain Trustees and officers of the Trust are also officers of the Adviser.

MUTUAL FUND SERVICES AGREEMENT
Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC (Ultimus), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, Ultimus receives a monthly fee from The Government Street Equity Fund at an annual rate of .15% of its average daily net assets up to $25 million; .125% of the next $25 million of such assets; and .10% of such net assets in excess of $50 million. From The
Government Street Bond Fund, Ultimus receives a monthly fee of .075% of its average daily net assets up to $200 million and .05% of such assets in excess of $200 million. From The Alabama Tax Free Bond Fund, Ultimus receives a monthly fee of .15% of its average daily net assets up to $25 million; .125% of the next $25 million of such assets; and .10% of such assets in excess of $50 million. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds' portfolio securities.

Certain  officers  of the Trust are also  officers of  Ultimus.

                          THE GOVERNMENT STREET FUNDS
                         ------------------------------
                              No Load Mutual Funds


                            INVESTMENT ADVISER
                            T. Leavell & Associates, Inc.
                            150 Government Street
                            Post Office Box 1307
                            Mobile, AL 36633

                            ADMINISTRATOR
                            Ultimus Fund Solutions, LLC
                            P.O. Box 46707
                            Cincinnati, OH 45246-0707
                            1-866-738-1125

                            LEGAL COUNSEL
                            Sullivan & Worcester LLP
                            One Post Office Square
                            Boston, MA 02109

                            BOARD OF TRUSTEES
                            Richard Mitchell, President
                            Austin Brockenbrough, III
                            John T. Bruce
                            Charles M. Caravati, Jr.
                            J. Finley Lee, Jr.
                            Richard L. Morrill
                            Harris V. Morrissette
                            Erwin H. Will, Jr.
                            Samuel B. Witt, III

                            PORTFOLIO MANAGERS
                            Thomas W. Leavell,
                              The Government Street Equity Fund
                            Mary Shannon Hope,
                              The Government Street Bond Fund
                            Timothy S. Healey,
                              The Alabama Tax Free Bond Fund

================================================================================

                                      THE
                                   JAMESTOWN
                                     FUNDS

                                 NO-LOAD FUNDS

                          THE JAMESTOWN BALANCED FUND
                           THE JAMESTOWN EQUITY FUND
                     THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
                    THE JAMESTOWN INTERNATIONAL EQUITY FUND




                               SEMI-ANNUAL REPORT


                               SEPTEMBER 30, 2001
                                  (UNAUDITED)


                               Investment Advisor
                      LOWE, BROCKENBROUGH & COMPANY, INC.
                               RICHMOND, VIRGINIA

================================================================================

THE JAMESTOWN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2001(Unaudited)
===================================================================================================================
                                                                                       JAMESTOWN       JAMESTOWN
                                                        JAMESTOWN       JAMESTOWN      TAX EXEMPT    INTERNATIONAL
                                                        BALANCED         EQUITY        VIRGINIA          EQUITY
                                                          FUND            FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------

ASSETS
 Investments in securities:
   At acquisition cost ............................   $ 85,717,589    $ 45,053,004    $ 30,827,341    $ 60,349,076
                                                      ============    ============    ============    ============
   At value (Note 1) ..............................   $ 95,059,365    $ 49,428,508    $ 32,071,452    $ 45,449,208
 Cash .............................................             --              --              --       3,962,375
 Dividends receivable .............................         46,280          39,386             195         222,194
 Interest receivable ..............................        545,390            --           422,360           1,570
 Receivable for securities sold ...................      3,376,380       1,276,523            --            59,940
 Net unrealized appreciation on forward foreign
  currency exchange contracts (Note 6) ............             --              --              --           1,056
 Other assets .....................................         10,395          20,681          13,852          13,005
                                                      ------------    ------------    ------------    ------------
   TOTAL ASSETS ...................................     99,037,810      50,765,098      32,507,859      49,709,348
                                                      ------------    ------------    ------------    ------------
LIABILITIES
 Dividends payable ................................         34,498           5,240          30,239           7,513
 Payable for securities purchased .................      2,865,702         672,546       1,103,929         902,723
 Payable for capital shares redeemed ..............        131,173          25,621          11,489           1,772
 Accrued investment advisory fees (Note 3) ........         52,249          27,868          10,207          32,513
 Accrued administration fees (Note 3) .............          9,890           6,031           3,816           7,607
 Other accrued expenses and liabilities ...........          2,408              --              --           6,651
 Covered call options, at value (Notes 1 and 7)
   (premiums received $140,755
   and $105,566, respectively) ....................              0               0              --              --
                                                      ------------    ------------    ------------    ------------
   TOTAL LIABILITIES ..............................      3,095,920         737,306       1,159,680         958,779
                                                      ------------    ------------    ------------    ------------
NET ASSETS ........................................   $ 95,941,890    $ 50,027,792    $ 31,348,179    $ 48,750,569
                                                      ============    ============    ============    ============
Net assets consist of:
 Paid-in capital ..................................   $ 84,460,074    $ 44,552,711    $ 30,351,965    $ 66,895,093
 Undistributed net investment income ..............         19,741           3,460            --           299,841
 Accumulated net realized gains (losses) from
   security transactions ..........................      1,979,544         990,551        (247,897)     (3,538,717)
Net unrealized appreciation (depreciation)
   on investments and options .....................      9,482,531       4,481,070       1,244,111     (14,899,868)
Net unrealized depreciation on translation of
   assets and liabilities in foreign currencies....           --              --              --            (5,780)
                                                      ------------    ------------    ------------    ------------
Net assets ........................................   $ 95,941,890    $ 50,027,792    $ 31,348,179    $ 48,750,569
                                                      ============    ============    ============    ============
Shares of beneficial interest outstanding
 (unlimited number of shares authorized,
 no par value) ....................................      6,322,652       2,963,489       3,047,840       5,837,027
                                                      ============    ============    ============    ============
Net asset value, offering price and redemption
 price per share (Note 1) .........................   $      15.17    $      16.88    $      10.29    $       8.35
                                                      ============    ============    ============    ============

See accompanying notes to financial statements.


THE JAMESTOWN FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended September 30, 2001(Unaudited)
===================================================================================================================
                                                                                       JAMESTOWN       JAMESTOWN
                                                        JAMESTOWN       JAMESTOWN      TAX EXEMPT    INTERNATIONAL
                                                        BALANCED         EQUITY        VIRGINIA          EQUITY
                                                          FUND            FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends ........................................   $    429,590    $    352,713    $      4,752    $    677,809
 Foreign withholding taxes on dividends ...........             --              --              --         (71,624)
 Interest .........................................      1,149,378              --         714,512          34,447
                                                      ------------    ------------    ------------    ------------
   TOTAL INVESTMENT INCOME ........................      1,578,968         352,713         719,264         640,632
                                                      ------------    ------------    ------------    ------------

EXPENSES
 Investment advisory fees (Note 3) ................        352,821         196,852          60,428         288,001
 Administration fees (Note 3) .....................         63,969          39,866          22,141          52,694
 Custodian fees ...................................          6,312           3,537           2,101          43,013
 Trustees' fees and expenses ......................          6,658           6,658           6,658           6,658
 Professional fees ................................          7,039           5,639           4,539           6,139
 Registration fees ................................          7,615           7,150             903           7,998
 Printing of shareholder reports ..................          6,536           5,306           1,722           5,787
 Pricing costs ....................................          5,406             769           2,876           5,972
 Other expenses ...................................          6,169           3,674           1,358           7,370
                                                      ------------    ------------    ------------    ------------
   TOTAL EXPENSES .................................        462,525         269,451         102,726         423,632
 Fees waived by the Adviser (Note 3) ..............             --              --              --         (26,191)
 Expenses reimbursed through a directed
  brokerage arrangement (Note 4) ..................        (12,000)         (9,000)             --              --
                                                      ------------    ------------    ------------    ------------
   NET EXPENSES ...................................        450,525         260,451         102,726         397,441
                                                      ------------    ------------    ------------    ------------

NET INVESTMENT INCOME .............................      1,128,443          92,262         616,538         243,191
                                                      ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS AND FOREIGN CURRENCIES (Note 5)
 Net realized gains (losses) from:
 Security transactions ............................      2,134,394       1,115,484         121,528      (3,833,037)
 Option contracts written .........................        109,460          71,157              --              --
 Foreign currency transactions ....................             --              --              --         196,364
 Net change in unrealized appreciation/
 depreciation on:
 Investments ......................................    (12,415,430)    (10,375,512)         71,828      (8,143,771)
 Foreign currency translation .....................             --              --              --        (308,714)
                                                      ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS
 AND FOREIGN CURRENCIES ...........................    (10,171,576)     (9,188,871)        193,356     (12,089,158)
                                                      ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN
 NET ASSETS FROM OPERATIONS .......................   $ ( 9,043,133)  $ ( 9,096,609)  $    809,894   $ (11,845,967)
                                                      =============   =============   =============  =============


See accompanying notes to financial statements.


THE JAMESTOWN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================================
                                                   |         JAMESTOWN                          JAMESTOWN         |
                                                   |       BALANCED FUND                       EQUITY FUND        |
                                                   |--------------------------------------------------------------|
                                                   |   SIX MONTHS                      SIX MONTHS                 |
                                                   |      ENDED            YEAR            ENDED            YEAR  |
                                                   |    SEPT. 30,         ENDED         SEPT. 30,          ENDED  |
                                                   |      2001           MARCH 31,        2001           MARCH 31,|
                                                   |   (UNAUDITED)         2001        (UNAUDITED)         2001   |
-------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
 Net investment income (loss) .....................   $  1,128,443    $  2,297,806    $     92,262      $ ( 3,782)
 Net realized gains on:
  Security transactions ...........................      2,134,394         826,412       1,115,484       1,209,659
  Option contracts written ........................        109,460         570,452          71,157         396,486
 Net change in unrealized appreciation/
  depreciation on investments .....................    (12,415,430)    (19,715,958)    (10,375,512)    (18,110,576)
                                                      ------------    ------------    ------------    ------------
Net decrease in net assets from operations ........     (9,043,133)    (16,021,288)     (9,096,609)    (16,508,213)
                                                      ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income .......................     (1,136,340)     (2,270,168)        (88,802)             --
 From net realized gains from
  security transactions ...........................             --      (1,513,422)             --      (1,691,982)
                                                      ------------    ------------    ------------    ------------
Decrease in net assets from distributions
 to shareholders ..................................     (1,136,340)     (3,783,590)        (88,802)     (1,691,982)
                                                      ------------    ------------    ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold ........................      2,629,872      10,123,514       2,125,119      25,402,296
 Net asset value of shares issued in reinvestment..
  of distributions to shareholders ................      1,068,304       3,591,406          83,562       1,565,938
 Payments for shares redeemed .....................     (6,909,791)    (12,778,149)    ( 3,909,854)   ( 25,662,392)
                                                      ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 capital share transactions .......................     (3,211,615)        936,771      (1,701,173)      1,305,842
                                                      ------------    ------------    ------------    ------------

TOTAL DECREASE IN NET ASSETS ......................    (13,391,088)    (18,868,107)   ( 10,886,584)   ( 16,894,353)

NET ASSETS
 Beginning of period ..............................    109,332,978     128,201,085      60,914,376      77,808,729
                                                      ------------    ------------    ------------    ------------
 End of period ....................................   $ 95,941,890    $109,332,978    $ 50,027,792    $ 60,914,376
                                                      =============   =============   =============  =============

UNDISTRIBUTED NET
 INVESTMENT INCOME ................................   $     19,741    $     27,638    $      3,460    $       --
                                                      =============   =============   =============  =============

CAPITAL SHARE ACTIVITY
 Sold .............................................        159,359         523,914         106,307         999,711
 Reinvested .......................................         66,880         196,103           4,950          66,617
 Redeemed .........................................       (419,391)       (670,295)       (202,305)     (1,002,327)
                                                      ------------    ------------    ------------    ------------
 Net increase (decrease) in shares outstanding ....       (193,152)         49,722         (91,048)         64,001
 Shares outstanding, beginning of period ..........      6,515,804       6,466,082       3,054,537       2,990,536
                                                      ------------    ------------    ------------    ------------
 Shares outstanding, end of period ................      6,322,652       6,515,804       2,963,489       3,054,537
                                                      =============   =============   =============  =============

See accompanying notes to financial statements.


THE JAMESTOWN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================================
                                                   |      JAMESTOWN TAX EXEMPT                  JAMESTOWN         |
                                                   |         VIRGINIA FUND             INTERNATIONAL EQUITY FUND  |
                                                   |--------------------------------------------------------------|
                                                   |   SIX MONTHS                      SIX MONTHS                 |
                                                   |      ENDED            YEAR            ENDED            YEAR  |
                                                   |    SEPT. 30,         ENDED         SEPT. 30,          ENDED  |
                                                   |      2001           MARCH 31,        2001           MARCH 31,|
                                                   |   (UNAUDITED)         2001        (UNAUDITED)         2001   |
-------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
 Net investment income (loss) .....................   $    616,538    $  1,282,459    $    243,191    $ ( 179,159)
 Net realized gains (losses) from:
  Security transactions ...........................        121,528         (96,246)     (3,833,037)      2,853,745
  Foreign currency transactions ...................             --              --         196,364         293,713
 Net change in unrealized appreciation/
  depreciation on:
    Investments ...................................         71,828       1,351,174      (8,143,771)    (32,130,835)
    Foreign currency translation ..................             --              --        (308,714)        346,332
                                                      ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 from operations ..................................        809,894       2,537,387     (11,845,967)    (28,816,204)
                                                      ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income .......................       (616,538)     (1,282,459)       (139,714)       (279,944)
 From net realized gains from
  security transactions ...........................             --              --              --      (9,244,751)
                                                      ------------    ------------    ------------    ------------
Decrease in net assets from distributions
 to shareholders ..................................       (616,538)     (1,282,459)       (139,714)     (9,524,695)
                                                      ------------    ------------    ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold ........................      1,705,597       3,967,154      36,902,620     116,498,477
 Net asset value of shares issued in reinvestment
  of distributions to shareholders ................        405,994         830,720         132,201       9,315,209
 Payments for shares redeemed .....................     (1,139,124)     (5,008,689)    (35,962,831)   (113,657,807)
                                                      ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 capital share transactions ........................       972,467        (210,815)      1,071,990      12,155,879
                                                      ------------    ------------    ------------    ------------

TOTAL INCREASE (DECREASE) IN
 NET ASSETS .......................................      1,165,823       1,044,113     (10,913,691)    (26,185,020)

NET ASSETS
 Beginning of period ..............................     30,182,356      29,138,243      59,664,260      85,849,280
                                                      ------------    ------------    ------------    ------------
 End of period ....................................   $ 31,348,179    $ 30,182,356    $ 48,750,569    $ 59,664,260
                                                      =============   =============   =============  =============

UNDISTRIBUTED NET
 INVESTMENT INCOME ................................   $         --      $       --    $    299,841    $         --
                                                      =============   =============   =============  =============

CAPITAL SHARE ACTIVITY
 Sold .............................................        166,325         401,676       3,736,863       8,768,230
 Reinvested .......................................         39,772          83,553          15,833         646,128
 Redeemed .........................................       (111,999)       (506,756)     (3,567,657)     (8,535,150)
                                                      ------------    ------------    ------------    ------------
 Net increase (decrease) in shares outstanding ....         94,098         (21,527)        185,039         879,208
 Shares outstanding, beginning of period ..........      2,953,742       2,975,269       5,651,988       4,772,780
                                                      ------------    ------------    ------------    ------------
 Shares outstanding, end of period ................      3,047,840       2,953,742       5,837,027       5,651,988
                                                      =============   =============   =============  =============

See accompanying notes to financial statements.


THE JAMESTOWN BALANCED FUND
FINANCIAL HIGHLIGHTS
===============================================================================================================================
      SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------
                                                | SIX MONTHS |
                                                |    ENDED   |
                                                |  SEPT. 30, |                     YEARS ENDED MARCH 31,
                                                |    2001    |-----------------------------------------------------------------
                                                | (UNAUDITED)|     2001          2000          1999          1998        1997
-------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period ....... $    16.78    $    19.83    $    18.12    $    17.38    $    15.17    $    14.77
                                               ----------    ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
 Net investment income .......................       0.18          0.35          0.35          0.34          0.37          0.35
 Net realized and unrealized gains
  (losses) on investments ....................      (1.61)        (2.82)         2.49          0.95          4.31          1.45
                                               ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations .............      (1.43)        (2.47)         2.84          1.29          4.68          1.80
                                               ----------    ----------    ----------    ----------    ----------    ----------

Less distributions:
 Dividends from net investment income ........      (0.18)        (0.35)        (0.35)        (0.34)        (0.37)        (0.35)
 Distributions from net realized gains .......         --         (0.23)        (0.78)        (0.21)        (2.10)        (1.05)
                                               ----------    ----------    ----------    ----------    ----------    ----------
Total distributions ..........................      (0.18)        (0.58)        (1.13)        (0.55)        (2.47)        (1.40)
                                               ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ............. $    15.17    $    16.78    $    19.83    $    18.12    $    17.38    $    15.17
                                               ==========    ==========    ==========    ==========    ==========    ==========


Total return ................................. ( 8.58%)(b)      (12.65%)       15.90%         7.56%        32.42%        12.29%
                                               ==========    ==========    ==========    ==========    ==========    ==========


Net assets at end of period (000's) .......... $   95,942    $  109,333    $  128,201    $  112,804    $  101,408    $   70,654
                                               ==========    ==========    ==========    ==========    ==========    ==========


Ratio of gross expenses to average
 net assets ..................................   0.85%(c)         0.87%         0.88%         0.88%         0.90%         0.91%

Ratio of net expenses to average
 net assets(a) ...............................   0.83%(c)         0.85%         0.86%         0.86%         0.87%         0.87%

Ratio of net investment income to
 average net assets ..........................   2.08%(c)         1.84%         1.85%         1.95%         2.21%         2.31%

Portfolio turnover rate ......................     67%(c)           64%           62%           69%           90%           58%

(a)  Ratios were determined  based on net expenses after expense  reimbursements through a directed brokerage arrangement (Note 4).
(b)  Not annualized.
(c)  Annualized.

See accompanying notes to financial statements.


THE JAMESTOWN EQUITY FUND
FINANCIAL HIGHLIGHTS
===============================================================================================================================
      SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------
                                                | SIX MONTHS |
                                                |    ENDED   |
                                                |  SEPT. 30, |                     YEARS ENDED MARCH 31,
                                                |    2001    |-----------------------------------------------------------------
                                                | (UNAUDITED)|     2001          2000          1999          1998        1997
-------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period ....... $    19.94    $    26.02    $    21.76    $    20.16    $    15.66    $    13.96
                                               ----------    ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
 Net investment income (loss) ................       0.03         (0.00)         0.03          0.07          0.11          0.13
 Net realized and unrealized gains
  (losses) on investments ....................      (3.06)        (5.51)         5.18          1.60          6.47          2.00
                                               ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations .............      (3.03)        (5.51)         5.21          1.67          6.58          2.13
                                               ----------    ----------    ----------    ----------    ----------    ----------

Less distributions:
 Dividends from net investment income ........      (0.03)           --         (0.03)        (0.07)        (0.11)        (0.13)
 Distributions from net realized gains .......         --         (0.57)        (0.92)           --         (1.97)        (0.30)
                                               ----------    ----------    ----------    ----------    ----------    ----------
Total distributions ..........................      (0.03)        (0.57)        (0.95)        (0.07)        (2.08)        (0.43)
                                               ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ............. $    16.88    $    19.94    $    26.02    $    21.76    $    20.16    $    15.66
                                               ==========    ==========    ==========    ==========    ==========    ==========



Total return ................................. ( 15.20%)(b)     (21.49%)       24.04%         8.33%        43.74%        15.27%
                                               ==========    ==========    ==========    ==========    ==========    ==========



Net assets at end of period (000's) .......... $   50,028    $   60,914    $   77,809    $   63,416    $   52,214    $   31,180
                                               ==========    ==========    ==========    ==========    ==========    ==========


Ratio of gross expenses to average
 net assets ...................................  0.89%(c)         0.90%         0.91%         0.92%         0.93%         0.98%

Ratio of net expenses to average
 net assets(a) ................................  0.86%(c)         0.88%         0.88%         0.89%         0.90%         0.92%

Ratio of net investment income
 (loss) to average net assets .................  0.30%(c)       (0.01%)         0.14%         0.35%         0.60%         0.85%

Portfolio turnover rate ......................     88%(c)           83%           67%           66%           59%           44%

(a)     Ratios were determined based on net expenses after expense reimbursements through a directed brokerage arrangement (Note 4).
(b)     Not annualized.
(c)     Annualized.

See accompanying notes to financial statements.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
FINANCIAL HIGHLIGHTS
===============================================================================================================================
      SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------
                                                | SIX MONTHS |
                                                |    ENDED   |
                                                |  SEPT. 30, |                     YEARS ENDED MARCH 31,
                                                |    2001    |-----------------------------------------------------------------
                                                | (UNAUDITED)|     2001          2000          1999          1998        1997
-------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period ....... $    10.22    $     9.79    $    10.22    $    10.16    $     9.83    $     9.85
                                               ----------    ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
 Net investment income .......................       0.21          0.43          0.42          0.43          0.44          0.45
 Net realized and unrealized gains
(losses) on investments ......................       0.07          0.43         (0.42)         0.07          0.33         (0.02)
                                               ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations .............       0.28          0.86          0.00          0.50          0.77          0.43
                                               ----------    ----------    ----------    ----------    ----------    ----------

Less distributions:
 Dividends from net investment income ........      (0.21)        (0.43)        (0.42)        (0.43)        (0.44)        (0.45)
 Distributions from net realized gains .......         --            --         (0.01)        (0.01)           --            --
                                               ----------    ----------    ----------    ----------    ----------    ----------
Total distributions ..........................      (0.21)        (0.43)        (0.43)        (0.44)        (0.44)        (0.45)
                                               ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ............. $    10.29    $    10.22    $     9.79    $    10.22    $    10.16    $     9.83
                                               ==========    ==========    ==========    ==========    ==========    ==========

Total return .................................   2.75%(b)         8.97%         0.04%         4.92%         8.00%         4.39%
                                               ==========    ==========    ==========    ==========    ==========    ==========

Net assets at end of period (000's) .......... $   31,348    $   30,182    $   29,138    $   25,626    $   18,213    $   11,197
                                               ==========    ==========    ==========    ==========    ==========    ==========

Ratio of net expenses to average
 net assets(a) ...............................   0.68%(c)         0.68%         0.69%         0.73%         0.75%         0.75%

Ratio of net investment income to
 average net assets ..........................   4.08%(c)         4.31%         4.27%         4.17%         4.40%         4.51%

Portfolio turnover rate ......................     27%(c)           47%           47%           31%           33%           24%

(a)  Absent investment advisory fees waived by the Adviser, the ratios of expenses to average net assets would have been 0.78% and 0.88% for the years ended March 31, 1998 and 1997, respectively.
(b)  Not annualized.
(c)  Annualized.

See accompanying notes to financial statements.


THE JAMESTOWN INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
===============================================================================================================================
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED          YEAR          YEAR          YEAR          YEAR        PERIOD
                                               SEPT. 30,        ENDED         ENDED        ENDED         ENDED        ENDED
                                                  2001        MARCH 31,      MARCH 31,    MARCH 31,     MARCH 31,    MARCH 31,
                                              (UNAUDITED)       2001           2000         1999          1998        1997(a)
-------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period ....... $    10.56    $    17.99    $    13.63    $    12.61    $     9.81    $    10.00
                                               ----------    ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
 Net investment income (loss) ................       0.08         (0.03)        (0.00)         0.05         (0.01)        (0.01)
 Net realized and unrealized gains (losses)
  on investments and foreign currencies ......      (2.27)        (5.48)         5.19          1.04          2.91         (0.14)
                                               ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations .............      (2.19)        (5.51)         5.19          1.09          2.90         (0.15)
                                               ----------    ----------    ----------    ----------    ----------    ----------

Less distributions:
 Dividends from net investment income ........      (0.02)        (0.05)        (0.04)        (0.07)        (0.10)        (0.04)
 Distributions from net realized gains .......         --         (1.87)        (0.79)           --            --            --
                                               ----------    ----------    ----------    ----------    ----------    ----------
Total distributions ..........................      (0.02)        (1.92)        (0.83)        (0.07)        (0.10)        (0.04)
                                               ----------    ----------    ----------    ----------    ----------    ----------

Net asset value at end of period ............. $     8.35    $    10.56    $    17.99    $    13.63    $    12.61    $     9.81
                                               ==========    ==========    ==========    ==========    ==========    ==========

Total return ................................. (20.70%)(c)      (33.29%)       39.35%         8.67%        29.67%   ( 1.56%)(c)
                                               ==========    ==========    ==========    ==========    ==========    ==========


Net assets at end of period (000's) .......... $   48,751    $   59,664    $   85,849    $   54,019    $   42,543    $   29,290
                                               ==========    ==========    ==========    ==========    ==========    ==========


Ratio of net expenses to average
 net assets(b) ...............................   1.38%(d)         1.41%         1.56%         1.51%         1.56%         1.60%(d)

Ratio of net investment income (loss)
 to average net assets .......................   0.85%(d)        (0.24%)       (0.01%)        0.38%        (0.05%)     ( 0.15%)(d)

Portfolio turnover rate ......................     46%(d)           48%           52%           39%           47%           70%(d)

(a)  Represents the period from the commencement of operations  (April 16, 1996) through March 31, 1997.
(b)  Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.47%(d)
     for the six months ended September 30, 2001 and 1.71%(d) for the period ended March 31, 1997.
(c)  Not annualized.
(d)  Annualized.

See accompanying notes to financial statements.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2001 (Unaudited)
================================================================================
1.  SIGNIFICANT ACCOUNTING POLICIES

The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Tax Exempt Virginia Fund and The Jamestown International Equity Fund (individually, a Fund, and, collectively, the Funds) are each a no-load series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on July 18, 1988.

The Jamestown Balanced Fund's investment objectives are long-term growth of capital and income through investment in a balanced portfolio of equity and fixed income securities. Capital protection and low volatility are important investment goals.

The Jamestown Equity Fund's investment objective is long-term growth of capital through investment in a diversified portfolio composed primarily of common stocks. Current income is incidental to this objective and may not be significant.

The Jamestown Tax Exempt Virginia Fund's investment objectives are to provide current income exempt from federal income taxes and from the personal income taxes of Virginia, to preserve capital, to limit credit risk and to take advantage of opportunities to increase and enhance the value of an investment in the Fund. The Fund invests primarily in debt obligations issued by the State of Virginia and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from the personal income taxes of Virginia. The marketability and market value of these obligations could be affected by certain Virginia political and economic developments.

The Jamestown International Equity Fund's investment objective is to achieve superior total returns through investment in equity securities of issuers located outside the United States of America.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national or foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. If a pricing service cannot provide a valuation, securities will be valued in good

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
faith at fair value using methods consistent with those determined by the Board of Trustees. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Repurchase agreements -- The Jamestown Balanced Fund and The Jamestown Equity Fund may enter into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Funds enter into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown International Equity Fund and are declared daily and paid monthly to shareholders of The Jamestown Tax Exempt Virginia Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

Securities traded on a "to-be-announced" basis -- The Jamestown Balanced Fund occasionally trades securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Adoption of new accounting principle -- In order to comply with new accounting standards mandated by the latest AICPA Audit and Accounting Guide for Audits of Investment Companies (dated 12/1/00), effective April 1, 2001, premiums and discounts on debt securities are being amortized using the interest method. The effect of initially applying changes required by the Guide has no effect on the net assets of the Funds.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of investment securities and covered options as of September 30, 2001:

===================================================================================================================
                                                       Jamestown       Jamestown       Jamestown        Jamestown
                                                       Balanced         Equity        Tax Exempt      International
                                                         Fund            Fund        Virginia Fund     Equity Fund
-------------------------------------------------------------------------------------------------------------------

Gross unrealized appreciation .....................   $ 16,110,492    $ 10,655,405    $  1,275,254    $  3,228,835
Gross unrealized depreciation .....................     (6,866,499)     (6,444,354)        (31,143)    (18,261,278)
                                                      ------------    ------------    ------------    ------------
Net unrealized appreciation (depreciation) ........   $  9,243,993    $  4,211,051    $  1,244,111    $(15,032,443)
                                                      ============    ============    ============    ============

Federal income tax cost ...........................   $ 85,815,372    $ 45,217,457    $ 30,827,341    $ 60,481,651
                                                      ============    ============    ============    ============
-------------------------------------------------------------------------------------------------------------------

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown International Equity Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

As of March 31, 2001, The Jamestown Tax Exempt Virginia Fund had capital loss carryforwards for federal income tax purposes of $366,857, of which $151,518 expire on March 31, 2008 and $215,339 expire March 31, 2009. In addition, the Fund had net realized capital losses of $2,568 during the period November 1, 2000 through March 31, 2001, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 2002. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

2. INVESTMENT TRANSACTIONS

Investment transactions, other than short-term investments, were as follows for the six months ended September 30, 2001:

===================================================================================================================
                                                       Jamestown       Jamestown       Jamestown        Jamestown
                                                       Balanced         Equity        Tax Exempt      International
                                                         Fund            Fund        Virginia Fund     Equity Fund
-------------------------------------------------------------------------------------------------------------------
Purchases of investment securities ................   $ 34,903,327    $ 25,316,156    $  6,033,987    $ 14,381,642
                                                      ============    ============    ============    ============
Proceeds from sales and maturities
of investment securities ..........................   $ 38,207,674    $ 25,689,339    $  4,029,030    $ 12,598,142
                                                      ============    ============    ============    ============
-------------------------------------------------------------------------------------------------------------------

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
The Funds' investments are managed by Lowe, Brockenbrough & Company, Inc. (the Adviser), under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, The Jamestown Balanced Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of
 .65% on its average daily net assets up to $250 million, .60% on the next $250 million of such net assets and .55% on such net assets in excess on $500 million. The Jamestown Equity Fund pays the Adviser a fee at an annual rate of
 .65% on its average daily net assets up to $500 million and .55% on such net assets in excess on $500 million. The Jamestown Tax Exempt Virginia Fund pays the Adviser a fee at an annual rate of .40% on its average daily net assets up to $250 million, .35% on the next $250 million of such net assets and .30% on such net assets in excess of $500 million. The Jamestown International Equity Fund pays the Adviser a fee at an annual rate of 1.00% on its average daily net assets. Certain Trustees and officers of the Trust are also officers of the Adviser.

The Adviser currently intends to limit the total operating expenses of The Jamestown International Equity Fund to 1.38% of its average daily net assets. Accordingly, the Adviser voluntarily waived $26,191 of its investment advisory fees for the Fund during the six months ended September 30, 2001.

The Adviser retains Oechsle International Advisors, LLC (Oechsle) to provide The Jamestown International Equity Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and to furnish advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to the terms of a Sub-Advisory Agreement. Under the Sub-Advisory Agreement, the Adviser, not the Fund, pays Oechsle a fee in the amount of one-half of the monthly advisory fee received by the Adviser, net of any investment advisory fee waivers.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and Ultimus Fund Solutions, LLC (Ultimus), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, Ultimus receives a monthly fee from each of The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund at an annual rate of .15% on its respective average daily net assets up to $25 million; .125% on the next $25 million of such net assets; and .10% on such net assets in excess of $50 million. From The Jamestown International Equity Fund, Ultimus receives a monthly fee at an annual rate of
 .20% on its average daily net assets up to $25 million; .175% on the next $25 million of such net assets; and .15% on such net assets in excess of $50 million. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds' portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC, the exclusive underwriter of each Fund's shares and an affiliate of Ultimus.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
4.  DIRECTED BROKERAGE ARRANGEMENT

In order to reduce the total operating expenses of The Jamestown Balanced Fund and The Jamestown Equity Fund, each Fund's custodian fees and a portion of other operating expenses have been paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of expenses by the broker-dealer is based on a percentage of commissions earned. Expenses reimbursed through the directed brokerage arrangement totaled $12,000 and $9,000 for The Jamestown Balanced Fund and The Jamestown Equity Fund, respectively, for the six months ended September 30, 2001.

5. FOREIGN  CURRENCY  TRANSLATION

With respect to The Jamestown International Equity Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.
B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.
C. The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
6.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Jamestown International Equity Fund enters into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses are included in the Fund's Statement of Assets and Liabilities and Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

As of September 30, 2001, The Jamestown International Equity Fund had forward foreign currency exchange contracts outstanding as follows:

===========================================================================================================
                                                                                             NET UNREALIZED
      SETTLEMENT                            TO RECEIVE               INITIAL       MARKET     APPRECIATION
         DATE                              (TO DELIVER)               VALUE        VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------

Contracts To Sell
    10/02/01 ...........................       ( 9,251)   EUR     $   8,524     $   8,425      $    99
    10/03/01 ...........................   ( 7,140,605)   JPY        59,829        59,956         (127)
                                                                  ---------     ---------      -------
Total sell contracts ...................                             68,353        68,381          (28)
                                                                  ---------     ---------      -------

Contracts To Buy
10/3/01 ................................       105,813    CHF       (65,276)      (65,463)         187
10/3/01 ................................       327,989    EUR      (298,437)     (298,664)         227
10/3/01 ................................       127,180    GBP      (186,955)     (186,882)         (73)
10/3/01 ................................    41,892,004    JPY      (351,001)     (351,744)         743
                                                                  ---------     ---------      -------
Total buy contracts ....................                           (901,669)     (902,753)       1,084
                                                                  ---------     ---------      -------

Net contracts ..........................                        $ ( 833,316)  $ ( 834,372)     $ 1,056
                                                                ===========   ===========      =======
-----------------------------------------------------------------------------------------------------------

JPY - Japanese Yen      CHF - Swiss Franc
EUR - Euro Dollar       GBP - British Pound Sterling

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
7.  COVERED CALL OPTIONS

A summary of covered call option contracts during the six months ended September 30, 2001 is as follows:

=============================================================================================================
                                                    |       THE JAMESTOWN                 THE JAMESTOWN     |
                                                    |       BALANCED FUND                  EQUITY FUND      |
                                                    ---------------------------------------------------------
                                                    |  OPTION     |     OPTION   |   OPTION     |   OPTION  |
                                                    | CONTRACTS   |    PREMIUMS  |  CONTRACTS   |  PREMIUMS |
-------------------------------------------------------------------------------------------------------------

Options outstanding at beginning of period ........     380       $    318,599        256        $   223,224
Options written ...................................      --                 --         --              --
Options cancelled in a closing purchase
 transaction ......................................    (200)          (136,895)      (136)           (93,089)
Options expired ...................................    (100)           (40,949)       (60)           (24,569)
                                                    --------      ------------     ----------    -----------
Options outstanding at end of period ..............      80       $    140,755         60        $   105,566
                                                    ========      ============     ==========    ===========
-------------------------------------------------------------------------------------------------------------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001 (Unaudited)
================================================================================
   SHARES    COMMON STOCKS -- 60.1%                                     VALUE
--------------------------------------------------------------------------------
             BASIC MATERIALS-- 2.3%
    35,000   Kimberly-Clark Corporation ........................     $ 2,170,000
                                                                     -----------

             CAPITAL GOODS-- 8.6%
    62,800   General Electric Company ..........................       2,336,160
    64,900   Honeywell International, Inc. .....................       1,713,360
   105,000   Solectron Corporation (a) .........................       1,223,250
    66,000   Tyco International, Ltd. ..........................       3,003,000
                                                                     -----------
                                                                       8,275,770
                                                                     -----------
             COMMUNICATION SERVICES-- 4.1%
    27,600   BellSouth Corporation .............................       1,146,780
    29,000   Verizon Communications, Inc. ......................       1,569,190
    54,600   Vodafone Group PLC - ADR ..........................       1,199,016
                                                                     -----------
                                                                       3,914,986
                                                                     -----------
             CONSUMER CYCLICALS-- 3.7%
    30,400   Home Depot, Inc. ..................................       1,166,448
    40,000   Target Corporation ................................       1,270,400
    22,000   Wal-Mart Stores, Inc. .............................       1,089,000
                                                                     -----------
                                                                       3,525,848
                                                                     -----------
             CONSUMER STAPLES-- 7.1%
    50,000   Anheuser-Busch Companies, Inc. ....................       2,094,000
    25,900   AOL Time Warner, Inc. (a) .........................         857,290
    37,300   Avon Products, Inc. ...............................       1,725,125
    40,000   SYSCO Corporation .................................       1,021,600
    59,000   Walt Disney Company (The) .........................       1,098,580
                                                                     -----------
                                                                       6,796,595
                                                                     -----------
             ENERGY-- 3.1%
    22,000   Exxon Mobil Corporation ...........................         866,800
    41,000   Halliburton Company ...............................         924,550
    18,000   Texaco, Inc. ......................................       1,170,000
                                                                     -----------
                                                                       2,961,350
                                                                     -----------
             FINANCIAL SERVICES-- 10.2%
    12,300   American International Group, Inc. ................         959,400
    13,000   Bank of America Corporation .......................         759,200
    23,500   Capital One Financial Corporation .................       1,081,705
    51,000   Citigroup, Inc. ...................................       2,065,500
    24,000   Fannie Mae ........................................       1,921,440
    10,000   Freddie Mac .......................................         650,000
    15,000   Merrill Lynch & Company, Inc. .....................         609,000
    38,300   Wells Fargo & Company .............................       1,702,435
                                                                     -----------
                                                                       9,748,680
                                                                     -----------
             HEALTHCARE-- 11.6%
    40,000   Bristol-Meyers Squibb Company .....................       2,222,400
    34,000   Johnson & Johnson .................................       1,883,600
    14,000   Medtronic, Inc. ...................................         609,000
    44,000   Merck & Company, Inc. .............................       2,930,400
    64,075   Pfizer, Inc. ......................................       2,569,408
    23,200   Pharmacia Corporation .............................         940,992
                                                                     -----------
                                                                      11,155,800
                                                                     -----------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  SHARES     COMMON STOCKS -- 60.1% (CONTINUED)                          VALUE
--------------------------------------------------------------------------------
             TECHNOLOGY-- 6.2%
    35,000   Cisco Systems, Inc. (a) ...........................      $  426,300
    45,000   EMC Corporation (a) (b) ...........................         528,750
    10,000   First Data Corporation ............................         582,600
    30,000   Galileo International, Inc. (a) ...................         627,000
    35,000   Intel Corporation .................................         713,650
    31,000   Microsoft Corporation (a) .........................       1,586,270
    60,000   Oracle Corporation (a) ............................         754,800
    90,000   Sun Microsystems, Inc. (a) ........................         744,300
                                                                     -----------
                                                                       5,963,670
                                                                     -----------
             TRANSPORTATION-- 0.9%
    54,000   Norfolk Southern Corporation ......................         870,480
                                                                     -----------

             UTILITIES-- 2.3%
    78,000   AES Corporation (a) ...............................         999,960
    30,000   El Paso Energy Corporation ........................       1,246,500
                                                                     -----------
                                                                       2,246,460
                                                                     -----------

             TOTAL COMMON STOCK (Cost $50,107,198)                  $ 57,629,639
                                                                     -----------

================================================================================
PAR VALUE    U.S. TREASURY OBLIGATIONS-- 5.7%                           VALUE
--------------------------------------------------------------------------------
             U.S. TREASURY NOTES-- 5.0%
$  500,000   6.50%, due 03/31/2002 .............................      $  510,080
   400,000   6.375%, due 08/15/2002 ............................         413,376
 1,500,000   5.75%, due 08/15/2003 .............................       1,579,455
 1,000,000   6.75%, due 05/15/2005 .............................       1,105,000
 1,000,000   7.00%, due 07/15/2006 .............................       1,132,190
                                                                     -----------
                                                                       4,740,101
                                                                     -----------
             U.S. TREASURY INFLATION-PROTECTION NOTES-- 0.7%
   432,280   3.625%, due 07/15/2002 ............................         439,711
   229,690   3.375%, due 01/15/2007 ............................         236,436
                                                                     -----------
                                                                         676,147
                                                                     -----------

             TOTAL TREASURY NOTES (Cost $5,110,267) ............      $5,416,248
                                                                     -----------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
PAR VALUE    U.S. GOVERNMENT AGENCY OBLIGATIONS-- 8.7%                 VALUE
--------------------------------------------------------------------------------
             FEDERAL HOME LOAN BANK-- 1.1%
$1,000,000   5.375%, due 01/05/2004 ............................      $1,043,120
                                                                     -----------

             FEDERAL HOME LOAN MORTGAGE CORPORATION-- 1.7%
 1,500,000   6.625%, due 09/15/2009 ............................       1,650,705
                                                                     -----------

             FEDERAL NATIONAL MORTGAGE ASSOCIATION-- 5.9%
 2,500,000   7.00%, due 07/15/2005 .............................       2,758,600
 1,400,000   6.00%, due 12/15/2005 .............................       1,498,434
 1,250,000   7.25%, due 01/15/2010 .............................       1,424,413
                                                                     -----------
                                                                       5,681,447
                                                                     -----------

             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
             (Cost $7,648,192) .................................      $8,375,272
                                                                     -----------

================================================================================
PAR VALUE    MORTGAGE-BACKED SECURITIES -- 3.0%                         VALUE
--------------------------------------------------------------------------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION-- 1.7%
$  475,000   Pool #1471, 7.00%, due 03/15/2008 .................      $  503,348
   175,000   Pool #1655, 6.50%, due 10/15/2008 .................         185,554
   909,430   Pool #E00616, 6.00%, due 01/15/2014 ...............         931,375
                                                                     -----------
                                                                       1,620,277
                                                                     -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION-- 1.3%
   425,000   Series #93-18-PJ, 6.50%, due 12/25/2007 ...........         445,982
   786,640   Pool #380512, 6.15%, due 08/01/2008 ...............         821,547
                                                                     -----------
                                                                       1,267,529
                                                                     -----------

             TOTAL MORTGAGE-BACKED SECURITIES
             (Cost $2,764,363) .................................      $2,887,806
                                                                     -----------

================================================================================
 PAR VALUE   ASSET-BACKED SECURITIES-- 1.3%                             VALUE
--------------------------------------------------------------------------------
             STUDENT LOAN MARKETING ASSOCIATION-- 0.6%
$  206,390   Series #97-3-A1, 3.029%, adjustable rate,
              due 04/25/2006......................................    $  204,843
   363,763   Series #98-1-A1, 3.139%, adjustable rate,
              due 01/25/2007......................................       362,992
                                                                     -----------
                                                                         567,835
                                                                     -----------
             OTHER ASSET-BACKED SECURITIES-- 0.7%
             Fleetwood Credit Corporation Grantor Trust #95-A-A,
   149,154     8.45%, due 11/15/2010 .............................       160,200
             MBNA Master Credit Card Trust #98-J-A,
   500,000     5.25%, due 02/15/2006 .............................       515,935
                                                                     -----------
                                                                         676,135
                                                                     -----------

             TOTAL ASSET-BACKED SECURITIES (Amortized Cost
              $1,193,950)                                             $1,243,970
                                                                     -----------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
PAR VALUE    CORPORATE BONDS -- 18.4%                                   VALUE
--------------------------------------------------------------------------------
             Alcoa, Inc.,
$  500,000     6.50%, due 06/01/2011 .............................    $  524,555
             American Home Products Corporation,
   500,000     7.90%, due 02/15/2005 .............................       553,690
             Anheuser-Busch Companies, Inc.,
   249,000     5.375%, due 09/15/2008 ............................       250,925
             Associates Corporation, N.A.,
   375,000     5.75%, due 11/01/2003 .............................       390,443
             Beneficial Corporation Medium Term Notes,
   230,000     6.35%, due 12/03/2001 .............................       231,375
             Boeing Capital Corporation,
   300,000     7.10%, due 09/27/2005 .............................       317,058
   500,000     5.65%, due 05/15/2006 .............................       502,155
             Burlington Resources, Inc.,
   450,000     6.68%, due 02/15/2011 .............................       461,065
             Citigroup, Inc.,
   700,000     7.45%, due 06/06/2002 .............................       718,802
             Conoco, Inc.,
   750,000     5.90%, due 04/15/2004 .............................       774,480
             Deutsche Telekom,
   500,000     8.00%, due 06/15/2010 .............................       537,820
             Donaldson Lufkin Jenrette, Inc.,
   500,000     6.875%, due 11/1/2005 .............................       535,655
             Dover Corporation,
   345,000     6.50%, due 02/15/2011 .............................       358,948
             Duke Realty L.P. Medium Term Notes,
   390,000     6.75%, due 05/30/2008 .............................       395,651
             Enron Corporation,
   750,000     6.45%, due 11/15/2001 .............................       751,808
             ERP Operating L.P.,
   875,000     6.65%, due 11/15/2003 .............................       917,227
             Ford Motor Credit Company,
   250,000     8.00%, due 06/15/2002 .............................       255,883
             FPL Group Capital, Inc.,
   500,000     7.375%, due 06/01/2009 ............................       539,765
             General Electric Capital Corporation,
   420,000     6.52%, due 10/08/2002 .............................       435,347
             Goldman Sachs Group,
   950,000     6.65%, due 05/15/2009 .............................       970,938
             GTE Northwest, Inc.,
   750,000     6.30%, due 06/01/2010 .............................       766,627
             Hewlett-Packard Company,
   140,000     7.15%, due 06/15/2005 .............................       149,450
             Household Financial Company,
   425,000     6.40%, due 06/17/2008 .............................       433,810
             J.P. Morgan Chase & Company,
   450,000     6.75%, due 02/01/2011 .............................       471,830
             Manitoba (Province of) Medium Term Notes,
   205,000     5.50%, due 10/01/2008 .............................       211,312

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
PAR VALUE    CORPORATE BONDS -- 18.4% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
             Marsh & McClennan Companies, Inc.,
$  510,000     6.625%, due 06/15/2004 ............................    $  328,881
             May Department Stores,
   510,000     5.95%, due 11/01/2008 .............................       501,192
             Merrill Lynch & Company Medium Term Notes,
   265,000     7.26%, due 03/25/2002 .............................       265,133
             National City Corporation,
   575,000     7.20%, due 05/15/2005 .............................       615,532
             Norwest Financial, Inc.,
   615,000     5.375%, 09/30/2003 ................................       633,474
             Pepsico, Inc.,
   375,000     4.50%, due 19/15/2004 .............................       380,962
             Pharmacia Corporation,
   250,000     5.75%, due 12/01/2005 .............................       260,365
             Prologis Trust,
   225,000     7.00%, due 10/01/2003 .............................       236,644
             SBC Communciations, Inc. Medium Term Notes,
   400,000     6.875%, due 08/15/2006 ............................       435,976
             SBC Communciations, Inc.,
   435,000     6.625%, due 11/01/2009 ............................       457,155
             Sears Roebuck Acceptance Corporation,
   465,000     6.99%, due 09/30/2002 .............................       479,736
             Union Camp Corporation,
   630,000     6.50%, due 11/15/2007 .............................       643,589
                                                                     -----------

             TOTAL CORPORATE BONDS (Cost $17,082,447)                $17,695,258
                                                                     -----------

================================================================================
  SHARES     MONEY MARKET -- 1.9%                                      VALUE
--------------------------------------------------------------------------------
 1,811,172   First American Treasury Fund (Cost $1,811,172).......  $  1,811,172
                                                                     -----------

             TOTAL INVESTMENTS AT VALUE-- 99.1% (Cost $85,717,589)  $ 95,059,365

             OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.9%                882,525
                                                                     -----------

             NET ASSETS-- 100.0%                                    $ 95,941,890
                                                                    ============

(a) Non-income producing security.

(b) Security covers a call option.

See accompanying notes to financial statements.

JAMESTOWN BALANCED FUND
SCHEDULE OF OPEN OPTION CONTRACTS
SEPTEMBER 30, 2001 (Unaudited)
================================================================================
                                                        MARKET
  OPTION                                               VALUE OF      PREMIUMS
CONTRACTS    COVERED CALL OPTIONS                       OPTIONS      RECEIVED
--------------------------------------------------------------------------------
        80   EMC Corporation,
               01/19/2002, at $80..................    $    --       $ 140,755
                                                       ==========    =========

See accompanying notes to financial statements.

THE JAMESTOWN EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001 (Unaudited)
================================================================================
  SHARES     COMMON STOCKS -- 95.9%                                    VALUE
--------------------------------------------------------------------------------
             BASIC MATERIALS-- 3.7%
    30,000   Kimberly-Clark Corporation ........................     $ 1,860,000
                                                                     -----------

             CAPITAL GOODS-- 13.5%
    53,800   General Electric Company ..........................       2,001,360
    41,700   Honeywell International, Inc. .....................       1,100,880
    95,000   Solectron Corporation (a) .........................       1,106,750
    56,000   Tyco International, Ltd. ..........................       2,548,000
                                                                     -----------
                                                                       6,756,990
                                                                     -----------
             COMMUNICATION SERVICES-- 6.6%
    23,400   BellSouth Corporation .............................         972,270
    24,000   Verizon Communications, Inc. ......................       1,298,640
    46,200   Vodafone Group PLC - ADR ..........................       1,014,552
                                                                     -----------
                                                                       3,285,462
                                                                     -----------
             CONSUMER CYCLICALS-- 7.0%
    43,000   Cendant Corporation (a) ...........................         550,400
    26,100   Home Depot, Inc. ..................................       1,001,457
    32,000   Target Corporation ................................       1,016,320
    19,000   Wal-Mart Stores, Inc. .............................         940,500
                                                                     -----------
                                                                       3,508,677
                                                                     -----------
             CONSUMER STAPLES-- 11.3%
    43,000   Anheuser-Busch Companies, Inc. ....................       1,800,840
    22,100   AOL Time Warner, Inc. (a) .........................         731,510
    31,400   Avon Products, Inc. ...............................       1,452,250
    28,000   SYSCO Corporation .................................         715,120
    50,000   Walt Disney Company (The) .........................         931,000
                                                                     -----------
                                                                       5,630,720
                                                                     -----------
             ENERGY-- 5.2%
    11,800   Chevron Corporation ...............................       1,000,050
    20,000   Exxon Mobil Corporation ...........................         788,000
    36,000   Halliburton Company ...............................         811,800
                                                                     -----------
                                                                       2,599,850
                                                                     -----------
             FINANCIAL-- 15.2%
    10,700   American International Group, Inc. ................         834,600
    20,000   Capital One Financial Corporation .................         920,600
    45,000   Citigroup, Inc. ...................................       1,822,500
    17,000   Fannie Mae ........................................       1,361,020
    10,000   Freddie Mac .......................................         650,000
    13,000   Merrill Lynch & Company, Inc. .....................         527,800
    33,900   Wells Fargo & Company .............................       1,506,855
                                                                     -----------
                                                                       7,623,375
                                                                     -----------
             HEALTHCARE-- 18.9%
    34,000   Bristol-Myers Squibb Company ......................       1,889,040
    29,000   Johnson & Johnson .................................       1,606,600
    12,200   Medtronic, Inc. ...................................         530,700
    37,000   Merck & Company, Inc. .............................       2,464,200

THE JAMESTOWN EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001 (Unaudited)
================================================================================
 SHARES      COMMON STOCKS -- 95.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             HEALTHCARE-- 18.9% (Continued)
    54,000   Pfizer, Inc. ......................................    $  2,165,400
    20,300   Pharmacia Corporation .............................         823,368
                                                                     -----------
                                                                       9,479,308
                                                                     -----------
             TECHNOLOGY--9.2%
    20,000   Cisco Systems, Inc. (a) ...........................         243,600
    37,000   EMC Corporation (a) (b) ...........................         434,750
     8,500   First Data Corporation ............................         495,210
    24,000   Intel Corporation .................................         489,360
    29,000   Microsoft Corporation (a) .........................       1,483,930
    65,000   Oracle Corporation (a) ............................         817,700
    75,000   Sun Microsystems, Inc. (a) ........................         620,250
                                                                     -----------
                                                                       4,584,800
                                                                     -----------
             TRANSPORTATION-- 1.4%
    45,000   Norfolk Southern Corporation ......................         725,400
                                                                     -----------

             UTILITIES-- 3.9%
    66,000   AES Corporation (a) ...............................         846,120
    26,000   El Paso Energy Corporation ........................       1,080,300
                                                                     -----------
                                                                       1,926,420
                                                                     -----------

             TOTAL COMMON STOCKS (Cost $43,605,498) ............    $ 47,981,002
                                                                     -----------

================================================================================
  SHARES     MONEY MARKETS -- 2.9%                                     VALUE
--------------------------------------------------------------------------------
1,447,506    First American Treasury Fund (Cost $1,447,506).....    $  1,447,506
                                                                     -----------

             TOTAL INVESTMENTS AT VALUE - 98.8%
              (Cost $45,053,004)................................    $ 49,428,508

             OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%.......         599,284
                                                                     -----------

             NET ASSETS - 100.0%................................    $ 50,027,792
                                                                    ============

(a) Non-income producing security.
(b) Security covers a call option.
See accompanying notes to financial statements.


THE JAMESTOWN EQUITY FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
SEPTEMBER 30, 2001 (Unaudited)
================================================================================
                                                        MARKET
  OPTION                                               VALUE OF      PREMIUMS
CONTRACTS    COVERED CALL OPTIONS                       OPTIONS      RECEIVED
--------------------------------------------------------------------------------
        60   EMC Corporation,
              01/19/2002, at $80...................  $      --      $ 105,566
                                                     =========      =========

See accompanying notes to financial statements.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001 (Unaudited)
================================================================================
  PAR        VIRGINIA FIXED RATE REVENUE AND GENERAL
 VALUE       OBLIGATION (GO) BONDS-- 100.8%                            VALUE
--------------------------------------------------------------------------------
             Albermarle Co., Virginia, Industrial Dev.
              Authority, Health Services, Revenue,
$1,250,000     2.25%, adjustable rate, due 10/01/2022 ..........    $  1,250,000
             Arlington Co., Virginia, GO,
   990,000     5.40%, due 06/01/2014 ...........................       1,049,014
             Chesapeake Bay Bridge and Tunnel, Virginia, Revenue,
 1,000,000     5.70%, due 07/01/2008 ...........................       1,085,830
             Chesapeake, Virginia, GO,
 1,000,000     5.50%, due 05/01/2011 ...........................       1,093,480
             Chesterfield Co., Virginia, GO,
    85,000     6.25%, due 07/15/2005 ...........................          86,976
             Fairfax Co., Virginia, GO,
   500,000     5.20%, due 10/01/2001 ...........................         500,125
   210,000     5.60%, due 05/01/2003 ...........................         211,602
             Fairfax Co., Park Authority, Virginia, Revenue,
   300,000     6.25%, due 07/15/2005 ...........................         325,884
             Greater Richmond, Virginia, Convention Center
              Authority, Revenue,
   550,000     5.50%, due 06/15/2008 ...........................         597,784
             Hampton, Virginia, GO,
 1,000,000     5.50%, due 02/01/2012 ...........................       1,107,760
             Hanover Co., Virginia, GO,
 1,000,000     5.125%, due 07/15/2013 ..........................       1,060,660
             Hanover Co., Virginia, Industrial Dev.
              Authority, Revenue,
 1,000,000     6.50%, due 08/15/2009 ...........................       1,163,100
             Hanover Co., Virginia, Industrial Dev.
              Authority, Medical Facilities Revenue,
   225,000     6.25%, due 10/01/2011 ...........................         230,211
             Henrico Co., Virginia, Economic Dev.
              Authority, Revenue,
    225,00     5.50%, due 11/01/2008 ...........................       1,104,780
             Medical College of Virginia Hospitals
              Authority, Revenue,
   700,000     5.00%, due 07/01/2013 ...........................         731,241
             Newport News, Virginia, GO,
 1,000,000     5.625%, due 07/01/2014 ..........................       1,065,740
             Norfolk, Virginia, Industrial Dev.
              Authority, Revenue,
 1,000,000     6.50%, due 11/01/2013 ...........................       1,075,710
             Norfolk, Virginia, GO,
   500,000     5.25%, due 06/01/2008 ...........................         528,665
   300,000     5.75%, due 06/01/2011 ...........................         319,821
             Pocahontas Parkway Assoc., Virginia
              Toll Road, Revenue,
   900,000     5.00%, due 08/15/2005 ...........................         876,762
             Portsmouth, Virginia, GO,
   800,000     5.00%, due 08/01/2017 ...........................         811,344
             Prince William Co., Virginia, Park
              Authority, Revenue,
   250,000     6.10%, due 10/15/2004 ...........................         273,932
             Richmond, Virginia, GO,
 1,000,000     5.45%, due 01/15/2008 ...........................       1,095,680
             Richmond, Virginia, Metropolitan
              Authority, Expressway, Revenue,
   500,000     6.05%, due 07/15/2005 ...........................         524,515
             Richmond, Virginia, Redev. & Housing
              Authority, Revenue,
   500,000     2.25%, adjustable rate, due 04/01/2029 ..........         500,000

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  PAR        VIRGINIA FIXED RATE REVENUE AND GENERAL
 VALUE       OBLIGATION (GO) BONDS-- 100.8% (CONTINUED)                 VALUE
--------------------------------------------------------------------------------
             Riverside, Virginia, Regional Jail
              Authority, Revenue,
$  455,000     5.625%, due 07/01/2007 ..........................    $    495,891
             Roanoke, Virginia, GO,
 1,000,000     5.00%, due 08/01/2009 ...........................       1,067,390
             Suffolk, Virginia, GO,
 1,000,000     5.00%, due 12/01/2015 ...........................       1,028,310
   350,000     5.80%, due 06/01/2011 ...........................         381,693
             University of Virginia, Revenue,
 1,000,000     5.25%, due 06/01/2012 ...........................       1,078,910
             Upper Occoquan, Virginia, Sewer Authority, Revenue,
   700,000     5.00%, due 07/01/2015 ...........................         716,877
             Virginia Beach, Virginia, GO,
   325,000     6.20%, due 09/01/2013, prerefunded 09/01/2004 @ 102       362,495
 1,000,000     5.25%, due 08/01/2010 ...........................       1,085,500
             Virginia College Building Authority,
              Educational Facilities, Revenue,
   500,000     2.25%, adjustable rate, due 11/01/2022 ..........         500,000
             Virginia Commonwealth Transportation Board, Revenue,
   850,000     7.25%, due 05/15/2020 ...........................       1,008,491
             Virginia Residential Authority, Revenue,
   500,000     5.50%, due 05/01/2017 ...........................         530,575
             Virginia State Housing Dev. Authority,
              Commonwealth Mortgages, Revenue,
 1,000,000     6.05%, due 01/01/2013 ...........................       1,061,160
             Virginia State Housing Dev. Authority,
              Multi-Family, Revenue,
   150,000     6.60%, due 11/01/2012 ...........................         158,649
   150,000     6.30%, due 11/01/2015 ...........................         157,391
             Virginia State, GO,
 1,000,000     5.375%, due 06/01/2003 ..........................       1,049,080
             Virginia State Public Building Authority, Revenue,
   900,000     6.00%, due 08/01/2003 ...........................         911,754
             Virginia State Public School Authority, Revenue,
 1,000,000     5.25%, due 08/01/2009 ...........................       1,091,110
             York Co., Virginia, Certificate of
              Participation, Revenue,
   250,000     6.625%, due 03/01/2012 ..........................         256,700
                                                                    ------------

             TOTAL VIRGINIA FIXED RATE REVENUE AND GENERAL
             OBLIGATION (GO) BONDS (Cost $30,368,481)               $ 31,612,592
                                                                    ------------

================================================================================
  SHARES     MONEY MARKET-- 1.5%                                       VALUE
--------------------------------------------------------------------------------
   458,860   First American Tax-Free Fund (Cost $458,860).......    $    458,860
                                                                    ------------

             TOTAL INVESTMENTS AT VALUE-- 102.3% (Cost $30,827,341) $ 32,071,452

             LIABILITIES IN EXCESS OF OTHER ASSETS-- (2.3%).....      ( 723,273)
                                                                    ------------

             NET ASSETS-- 100.0%                                    $ 31,348,179
                                                                    ============

See accompanying notes to financial statements.

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001 (Unaudited)
================================================================================
  SHARES     COMMON STOCKS -- 93.2%                                     VALUE
--------------------------------------------------------------------------------
             AUSTRALIA-- 1.0%
   114,382   BHP Billiton Ltd. .................................      $  484,320
                                                                    ------------

             BRAZIL-- 0.1%
    21,523   Embratel Participacoes SA .........................          60,049
                                                                    ------------

             CANADA-- 0.3%
    28,931   Nortel Networks Corporation .......................         162,081
                                                                    ------------

             FINLAND-- 0.5%
    20,112   Stora Enso Oyj (a) ................................         224,371
                                                                    ------------

             FRANCE-- 16.0%
    33,008   Alstom ............................................         504,413
    19,704   Aventis SA ........................................       1,494,771
    13,849   Carrefour SA ......................................         667,190
    43,250   European Aeronautic Defence and Space Company .....         466,745
    10,844   Sanofi-Synthelabo SA ..............................         706,108
    35,858   Suez Lyonnaise des Eaux ...........................       1,191,940
     9,681   Total Fina Elf SA .................................       1,300,432
    15,702   Valeo SA ..........................................         495,488
    20,579   Vivendi SA ........................................         952,995
                                                                    ------------
                                                                       7,780,082
                                                                    ------------
             GERMANY-- 6.9%
     4,502   Allianz AG - REG ..................................       1,020,893
    13,980   DaimlerChrysler AG - REG ..........................         415,050
    18,572   E.On AG ...........................................         953,923
     3,717   Muenchener Reuckver AG ............................         964,746
                                                                    ------------
                                                                       3,354,612
                                                                    ------------
             HONG KONG-- 4.9%
   213,500   China Mobile (Hong Kong) Ltd. .....................         678,864
   504,000   China Unicom ......................................         542,804
    52,100   Hutchison Whampoa Ltd. ............................         387,435
    70,000   MTR Corporation ...................................          94,237
   106,000   Sun Hung Kai Properties ...........................         675,454
                                                                    ------------
                                                                       2,378,794
                                                                    ------------
             ITALY-- 6.5%
   263,452   Banca Nazionale del Lavoro (BNL) (a) ..............         554,229
    99,968   ENI SpA ...........................................       1,240,887
    25,173   Fiat SpA ..........................................         440,161
    72,209   Mediaset SpA ......................................         405,086
   109,078   Telecom Italia SpA ................................         529,468
                                                                    ------------
                                                                       3,169,831
                                                                    ------------
             JAPAN-- 18.3%
    72,000   Bridgestone Corporation ...........................         502,241
    14,000   Cannon, Inc. ......................................         384,286
    29,000   Fujitsu Ltd. ......................................         243,188
    30,000   Kao Corporation ...................................         739,109

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  SHARES     COMMON STOCKS -- 93.2% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
             JAPAN-- 18.3% (CONTINUED)
    37,000   Matsushita Communication Industrial Company Ltd. ..      $  453,454
       255   Mizuho Holdings, Inc. .............................         984,639
     9,300   Murata Manufacturing Company Ltd. .................         533,191
   195,000   Nissan Motor Company Ltd. .........................         813,523
    52,000   Nomura Securities Company Ltd. ....................         679,627
        88   NTT DoCoMo, Inc. ..................................       1,189,289
     6,940   Rohm Company ......................................         675,766
    72,000   Sharp Corporation .................................         646,689
    16,300   Shin-Etsu Chemical Company Ltd. ...................         458,365
     2,810   Shohkoh Fund & Company Ltd. .......................         283,052
     4,300   Takefuji Corporation ..............................         339,293
                                                                    ------------
                                                                       8,925,712
                                                                    ------------
             NETHERLANDS-- 12.7%
     7,595   Gucci Group NV - ADR ..............................         621,119
    47,561   Koninklijke Ahold NV ..............................       1,321,071
   106,247   Koninklijke KPN NV ................................         290,277
    21,061   Philips Electronics NV ............................         408,539
    27,416   Unilever NV .......................................       1,483,084
    39,135   VNU NV ............................................       1,103,066
    44,180   Wolters Kluwer ....................................         979,313
                                                                    ------------
                                                                       6,206,469
                                                                    ------------
             REPUBLIC OF KOREA-- 3.0%
    25,311   Korea Telecom Corporation - ADR ...................         462,938
    14,006   Pohang Iron & Steel Company Ltd. ..................         219,894
     7,006   Samsung Electronics - GDR .........................         374,509
    21,156   SK Telecom Company Ltd. - ADR .....................         390,117
                                                                    ------------
                                                                       1,447,458
                                                                    ------------
             SINGAPORE-- 0.9%
    82,000   DBS Group Holdings Ltd. ...........................         447,973
                                                                    ------------

             SPAIN-- 1.4%
    48,137   Repsol YPF, SA ....................................         692,646
                                                                    ------------

             SWITZERLAND-- 1.2%
     7,870   Roche Holding AG ..................................         564,751
                                                                    ------------

             TURKEY-- 0.0%
    18,977   Turkcell Iletisim Hizmetleri AS - ADR .............          14,612
                                                                    ------------

             UNITED KINGDOM-- 19.6%
    26,080   Astrazeneca PLC ...................................       1,210,454
   283,620   Bai Systems PLC ...................................       1,381,812
   127,049   British Telecom PLC ...............................         634,861
    39,163   Colt Telecom Group PLC ............................          42,305
   111,848   Diageo PLC ........................................       1,177,804
    46,387   GlaxoSmithKline PLC ...............................       1,307,596
    67,174   HSBC Holdings PLC .................................         706,382
   166,329   Marks & Spencer PLC ...............................         623,968

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  SHARES     COMMON STOCKS -- 93.2% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
             UNITED KINGDOM-- 19.6% (Continued)
   170,981   Reed International PLC ............................    $  1,409,741
   472,777   Vodafone Group PLC ................................       1,040,524
                                                                    ------------
                                                                       9,535,447
                                                                    ------------

             TOTAL COMMON STOCK (Cost $60,349,076) .............    $ 45,449,208

             OTHER ASSETS IN EXCESS OF LIABILITIES-- 6.8% ......       3,301,361
                                                                    ------------

             NET ASSETS-- 100.0% ...............................    $ 48,750,569
                                                                    ============

(a) Non-income producing security.

See accompanying notes to financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                              THE JAMESTOWN FUNDS

                              INVESTMENT ADVISOR
                              Lowe, Brockenbrough & Company, Inc.
                              1802 Bayberry Court
                              Suite 400
                              Richmond, Virginia 23226
                              www.jamestownfunds.com

                              ADMINISTRATOR
                              Ultimus Fund Solutions, LLC
                              P.O. Box 46707
                              Cincinnati, Ohio 45246-0707
                              (Toll-Free) 1-866-738-1126

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                              Eight Penn Center Plaza, Suite 800
                              Philadelphia, Pennsylvania 19103

                              LEGAL COUNSEL
                              Sullivan & Worcester LLP
                              One Post Office Square
                              Boston, Massachusetts 02109

                              BOARD OF TRUSTEES
                              Austin Brockenbrough, III
                              John T. Bruce
                              Charles M. Caravati, Jr.
                              J. Finley Lee, Jr.
                              Richard Mitchell
                              Richard L. Morrill
                              Harris V. Morrissette
                              Erwin H. Will, Jr.
                              Samuel B. Witt, III

THE DAVENPORT EQUITY FUND

Investment Adviser                            ------------
Davenport & Company LLC                         DAVENPORT
One James Center                               EQUITY FUND
901 East Cary Street                          ------------
Richmond, Virginia 23219-4037

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707                              SEMI-ANNUAL REPORT
Cincinnati, Ohio 45246-0707
1-800-281-3217                              September 30, 2001

Custodian                                     (Unaudited)
Firstar Bank, N.A
425 Walnut Street
Cincinnati, Ohio 45202

Independent Auditors
Tait, Weller & Baker
Eight Penn Center Plaza, Suite 800
Philadelphia, Pennsylvania 19103

Legal Counsel
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109

Board of Trustees
Austin Brockenbrough III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee, Jr.
Richard Mitchell
Richard L. Morrill
Harris V. Morrissette
Erwin H. Will, Jr.
Samuel B. Witt III

Officers
Joseph L. Antrim III, President
Coleman Wortham III, Vice President
J. Lee Keiger III, Vice President
John P. Ackerly IV, Vice President

LETTER TO SHAREHOLDERS                                        SEPTEMBER 30, 2001
================================================================================

Dear Fellow Shareholder:

It was not a pretty quarter for equity investors. In fact, only one out of 42 mutual fund categories in the Lipper Universe was up for the quarter: gold. Not since the fourth quarter of 1987 have mutual funds experienced such poor returns. The results for the Davenport Equity Fund* vs. the S&P 500 for the periods ended September 30, 2001 were:

                QTR           1 YR        3 YR       SINCE INCEPTION (1/15/98)
                                      (annualized)        (annualized)
   ---------------------------------------------------------------------------
   DAVPX       -10.26%      -19.45%      2.57%                 1.94%
   S&P 500     -14.67%      -26.61%      2.04%                 4.05%

As you might have guessed, the sectors that performed well on a relative basis were the typical safe havens such as healthcare up 3.6%, versus a decline of 33.2% for technology. Much has happened to the market in the last two years and investors need to learn from the past and set a strategy for the future.

                          RIDING OUT THE ROLLER COASTER

Remember slightly over a year ago when conversations nearly always drifted to trendy new investment ideas? The NASDAQ was at 5000, technology stocks had increased in excess of 70% for two years in a row and investors' snapshot of the future was a postcard of endless blue sky. With the benefit of hindsight, we recognize that perhaps greed fueled this fire. After the tragedies of September 11, 2001, the market is almost a mirror image of early 2000, and a tide of fear has washed away most traces of greed, at least for the moment. As investors, we consciously remind ourselves to avoid the temptation of being swept up with the daily news bites and instead focus on the long-term horizon. After all, the track record of fear guiding investment decisions is as poor as that of greed.

Investment decisions should be based on fundamentals, not a simple coin toss or frayed emotions. The one advantage that all long-term investors possess is the ability to outwait the market. Eventually, the market will rebound. We will read about the cause after the fact, complete with what will then seem like obvious and compelling reasons. Consider this in visualizing a brighter tomorrow:

     1. The average bear market decline is 28%. The S&P 500 is already down 33% from its peak and the NASDAQ 71%.

     2. The average duration of a bear market is thirteen months and we are currently into the nineteenth month.

     3. The Federal Reserve has already lowered the Federal Funds rate nine times, or 4%, and stands ready to lower rates further.

     4. Fiscal Policy is expected to provide one of the biggest stimulus packages ever.

     5. Fear and pessimism have replaced greed. After all, when was the last time you heard anyone brag about a hot stock or buying on the dip?

In riding out this market, we believe investors must make sure they own the right stocks to endure the wait. Buying or selling stocks should be done to upgrade from secondary companies to true leaders or to those that are down but will stand the test of time. We look for companies that have been through tough times before and survived.

                                 PORTFOLIO FOCUS

We remain positive on the energy sector over the next three to five years, but feel that short-term, the stocks could underperform the market. Commodity prices are likely to remain soft due to a slowing economy and a reluctance on the part of OPEC to cut production in such a politically charged environment. However, the strong underpinnings that attracted us to the sector still exist: years of underinvestment in energy exploration coupled with a steady increase in demand, as well as reasonable valuations. We believe stocks like Exxon Mobil ($40.69), Murphy Oil ($76.80), and Chevron ($88.44) are well positioned for the future.

Another sector that may suffer in the near term, but we find attractive on a long-term basis, is the property/casualty insurance group. The companies we hold in the Davenport Equity Fund have strong balance sheets and capital positions that should enable them to absorb the losses incurred on September 11 without a significant material impact. As a result, we remain interested in Berkshire Hathaway ($2400.00), American International Group ($79.02), and Markel ($210.15). Premiums for specialty property, aviation, commercial liability and all forms of reinsurance are likely to move up dramatically in the wake of these terrorist attacks. Many policies will reprice in January of next year, creating the potential for materially improved results over the next twelve months and beyond.

With so much talk about a likely recession and how long and deep it will be, it is no wonder all eyes are focused on the consumers, who represent two-thirds of the economy. Many say they are tapped out and cite the fragile job market and negative savings rate as problems. Our exposure to consumer spending is and will probably remain low in the retail area. We do feel comfortable however, investing in stocks such as Disney ($19.20), AOL Time Warner ($33.81), and Fox Entertainment ($21.31) that are consumer related, but less tied to fashion trends.

Other economically sensitive stocks we like that are not directly tied to consumer spending include General Electric ($37.45), Alcoa ($31.54), and Dow Chemical ($33.32). Our basic materials and capital goods stocks are leaders in their field. We believe these companies will emerge in an even stronger position when the economy rebounds. Balancing out our portfolios are some more traditional safe-haven stocks such as healthcare, food and beverage, and defense. They have been strong performers lately.

Market drops, albeit unpleasant and difficult to anticipate, are a normal process in a market cycle. Historically, after two years of decline, the market rebounds in the third year. No one can know for sure when the market rebound will begin, but it will happen. We are more convinced than ever that our investment philosophy is sound and our portfolios are well positioned for what may lie ahead.

                                              Sincerely,

                                              Davenport & Company, LLC


If you have  questions or concerns,  please do not hesitate to give us a call at
(888) 285-1863.

* Performance is historical and not representative nor a guarantee of future results. The investment and principle value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than their original cost.

THE DAVENPORT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001 (UNAUDITED)
================================================================================
ASSETS
 Investments in securities:
  At acquisition cost ........................................... $ 71,591,584
                                                                    ===========

  At market value (Note 1) ...................................... $ 69,216,775
 Dividends receivable ...........................................       50,992
 Receivable for capital shares sold .............................      224,464
 Other assets ...................................................       31,044
                                                                    -----------
  TOTAL ASSETS ..................................................   69,523,275
                                                                    -----------
LIABILITIES
 Dividends payable ..............................................        3,085
 Payable for capital shares redeemed ............................       37,369
 Accrued investment advisory fees (Note 3) ......................       53,546
 Accrued administration fees (Note 3) ...........................        9,978
                                                                    -----------
  TOTAL LIABILITIES .............................................      103,978
                                                                    -----------

NET ASSETS ...................................................... $ 69,419,297
                                                                    ===========

Net assets consist of:
Paid-in capital ................................................. $ 73,878,777
Undistributed net investment income .............................       23,431
Accumulated net realized losses from security
transactions ....................................................  ( 2,108,102)
Net unrealized depreciation on investments ......................  ( 2,374,809)
                                                                    -----------
Net assets ...................................................... $ 69,419,297
                                                                    ===========


Shares of beneficial interest outstanding (unlimited
number of shares authorized, no par value) ......................    6,565,579
                                                                    ===========


Net asset value, offering price and redemption
price per share (Note 1) ........................................ $      10.57
                                                                    ===========


See accompanying notes to financial statements.

THE DAVENPORT EQUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)
================================================================================
INVESTMENT INCOME
   Dividends .................................................... $    512,152
                                                                  ------------
EXPENSES
   Investment advisory fees (Note 3) ............................      281,279
   Administration fees (Note 3) .................................       61,301
   Trustees' fees and expenses ..................................        6,658
   Custodian fees ...............................................        5,740
   Professional fees ............................................        5,637
   Registration fees ............................................        4,938
   Postage and supplies .........................................        3,754
   Other expenses ...............................................        1,961
                                                                  ------------
     TOTAL EXPENSES .............................................      371,268
                                                                  ------------

NET INVESTMENT INCOME ...........................................      140,884
                                                                  ------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   Net realized losses from security transactions ...............   (1,953,675)
   Net change in unrealized appreciation/
    depreciation on investments .................................   (3,809,606)
                                                                  ------------


NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ...............   (5,763,281)
                                                                  ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ...................... $ (5,622,397)
                                                                  ============


See accompanying notes to financial statements.


THE DAVENPORT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
=================================================================================================
                                                                    SIX MONTHS
                                                                       ENDED            YEAR
                                                                     SEPT. 30,          ENDED
                                                                        2001           MARCH 31,
                                                                    (UNAUDITED)          2001
-------------------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income .......................................   $    140,884    $    275,809
   Net realized gains (losses) from
    security transactions ......................................     (1,953,675)      1,142,334
   Net change in unrealized appreciation/
    depreciation on investments ................................     (3,809,606)    (15,169,864)
                                                                   ------------    ------------
Net decrease in net assets from operations .....................     (5,622,397)    (13,751,721)
                                                                   ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ..................................       (129,559)       (263,703)
                                                                   ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ...................................      8,528,701      18,052,379
   Net asset value of shares issued in reinvestment
   of distributions to shareholders ............................        123,430         252,399
   Payments for shares redeemed ................................     (3,640,741)    (11,755,343)
                                                                   ------------    ------------
Net increase in net assets from capital share transactions .....      5,011,390       6,549,435
                                                                   ------------    ------------

TOTAL DECREASE IN NET ASSETS ...................................       (740,566)     (7,465,989)

NET ASSETS
   Beginning of period .........................................     70,159,863      77,625,852
                                                                   ------------    ------------
   End of period (including undistributed net
    investment income of $23,431 and $12,106, respectively) ....   $ 69,419,297    $ 70,159,863
                                                                   ============    ============

CAPITAL SHARE ACTIVITY
   Sold ........................................................        719,967       1,380,965
   Reinvested ..................................................         11,081          20,186
   Redeemed ....................................................       (309,095)       (903,057)
                                                                   ------------    ------------
   Net increase in shares outstanding ..........................        421,953         498,094
   Shares outstanding at beginning of period ...................      6,143,626       5,645,532
                                                                   ------------    ------------
   Shares outstanding at end of period .........................      6,565,579       6,143,626
                                                                   ============    ============

See accompanying notes to financial statements.


THE DAVENPORT EQUITY FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================
      SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED          YEAR          YEAR          YEAR        PERIOD
                                               SEPT. 30,        ENDED         ENDED        ENDED         ENDED
                                                  2001        MARCH 31,      MARCH 31,    MARCH 31,     MARCH 31,
                                              (UNAUDITED)       2001           2000         1999         1998(a)
-------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period ..   $     11.42   $    13.75     $    12.01     $    11.14     $    10.00
                                            -----------   ----------     ----------     ----------     ----------
Income (loss) from investment operations:
   Net investment income ................          0.02         0.05           0.04           0.06           0.01
   Net realized and unrealized gains
    (losses) on investments .............         (0.85)       (2.34)          1.75           0.88           1.13
                                            -----------   ----------     ----------     ----------     ----------
Total from investment operations ........         (0.83)       (2.29)          1.79           0.94           1.14
                                            -----------   ----------     ----------     ----------     ----------

Less distributions:
   Dividends from net investment income .         (0.02)       (0.04)         (0.05)         (0.06)          --
   Distributions from net realized gains           --           --             --            (0.01)          --
                                            -----------   ----------     ----------     ----------     ----------
Total distributions .....................         (0.02)       (0.04)         (0.05)         (0.07)          --
                                            -----------   ----------     ----------     ----------     ----------

Net asset value at end of period ........   $     10.57   $    11.42     $    13.75     $    12.01     $    11.14
                                            ===========   ==========     ==========     ==========     ==========


Total return ............................   ( 7.28%)(d)       (16.65%)        14.93%          8.53%         11.40%(d)
                                            ===========   ==========     ==========     ==========     ==========

Net assets at end of period (000's) .....   $    69,419   $   70,160     $   77,626     $   56,358     $   24,694
                                            ===========   ==========     ==========     ==========     ==========

Ratio of net expenses to average
 net assets(b) ..........................     0.99% (c)         1.00%          1.01%          1.14%          1.15%(c)

Ratio of net investment income to
 average net assets .....................     0.38% (c)         0.36%          0.35%          0.64%          0.76%(c)

Portfolio turnover rate .................       15% (c)           25%            17%            15%            17%(c)


(a)  Represents  the period from the  commencement  of  operations  (January 15, 1998) through March 31, 1998.
(b)  Absent  investment  advisory  fees  waived  and  expenses reimbursed by the Adviser, the ratio of expenses to  average  net  assets  would have been 2.13%(c) for the period ended March 31, 1998.
(c)  Annualized.
(d)  Not annualized.

See accompanying notes to financial statements.

THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2001 (UNAUDITED)
================================================================================
                                                                        MARKET
  SHARES       COMMON STOCKS-- 95.7%                                    VALUE
--------------------------------------------------------------------------------
               BASIC MATERIALS-- 3.5%
    44,569     Alcoa, Inc.                                           $ 1,382,085
    32,200     Dow Chemical Company (The)                              1,054,872
                                                                     -----------
                                                                       2,436,957
                                                                     -----------
               CAPITAL GOODS-- 13.4%
    23,309     Avery Dennison Corporation                              1,102,749
    21,340     General Dynamics Corporation                            1,884,749
    32,048     General Electric Company                                1,192,186
    55,825     Koninklijke Philips Electronics N.V                     1,077,423
    43,900     Massey Energy Company 643,135                             643,135
    17,758     Northrop Grumman Corporation                            1,793,558
    92,920     Tredegar Corporation, Inc.                              1,579,640
                                                                     -----------
                                                                       9,273,440
                                                                     -----------
               COMMUNICATION SERVICES-- 2.5%
    36,154     SBC Communications, Inc.                                1,703,576
                                                                     -----------

               CONSUMER CYCLICALS-- 1.5%
    88,982     Circuit City Stores - Circuit City Group                1,067,784
                                                                     -----------

               CONSUMER STAPLES-- 17.6%
    53,180     Anheuser-Busch Companies, Inc.                          2,227,178
    42,369     AOL Time Warner, Inc. (a)                               1,402,414
    17,660     Coca-Cola Company                                         827,371
    47,000     Fox Entertainment Group, Inc. (a)                         897,700
    92,440     Liberty Media Corporation (a)                           1,173,988
    92,994     SYSCO Corporation                                       2,375,067
    65,043     Walgreen Company                                        2,239,430
    57,987     Walt Disney Company (The)                               1,079,718
                                                                     -----------
                                                                      12,222,866
                                                                     -----------
               ENERGY-- 9.4%
    17,934     BP Amoco PLC - ADR                                        881,815
    13,406     Chevron Corporation                                     1,136,159
    41,245     Conoco, Inc. - Class B                                  1,045,148
    35,320     Exxon Mobil Corporation                                 1,391,608
    17,500     Murphy Oil Corporation                                  1,266,300
    17,660     Schlumberger Limited                                      807,062
                                                                     -----------
                                                                       6,528,092
                                                                     -----------
               FINANCIAL-- 19.7%
    50,000     American Express Company                                1,453,000
    27,260     American International Group, Inc.                      2,126,280
    20,000     Bank of America Corporation                             1,168,000
    39,335     B&T Corporation                                         1,433,761
       498     Berkshire Hathaway, Inc. - Class B (a)                  1,160,340
    31,378     Capital One Financial Corporation                       1,444,329
    11,898     Markel Corporation (a)                                  2,320,110

THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                        MARKET
  SHARES       COMMON STOCKS-- 95.7% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
               FINANCIAL-- 19.7% (Continued)
     7,000     Standard & Poors 500 Depositary Receipt               $   731,080
    27,194     SunTrust Banks, Inc.                                    1,811,120
                                                                     -----------
                                                                      13,648,020
                                                                     -----------
               HEALTHCARE-- 16.5%
    29,347     American Home Products Corporation                      1,709,463
    36,428     Amgen, Inc. (a)                                         2,140,509
    35,917     Bristol-Myers Squibb Company                            1,995,549
    43,778     Johnson & Johnson                                       2,425,301
    23,702     Merck & Company, Inc.                                   1,578,553
    41,424     Schering-Plough Corporation                             1,536,830
     3,591     Zimmer Holdings, Inc.(a)                                   99,650
                                                                     -----------
                                                                      11,485,855
                                                                     -----------
               TECHNOLOGY-- 9.4%
    24,166     Agilent Technologies, Inc. (a)                            472,445
    44,575     Cisco Systems, Inc. (a)                                   542,923
    23,901     EMC Corporation (a)                                       280,837
    23,210     Emerson Electric Company                                1,092,263
    37,117     Hewlett-Packard Company                                   597,584
    39,241     Intel Corporation                                         800,124
    12,041     International Business Machines Corporation             1,111,384
    21,175     Microsoft Corporation (a)                               1,083,525
    68,402     Sun Microsystems, Inc. (a)                                565,684
                                                                     -----------
                                                                       6,546,769
                                                                     -----------
               UTILITIES-- 2.2%
    25,858     Dominion Resources, Inc.                                1,534,672
                                                                     -----------

               TOTAL COMMON STOCKS-- (Cost $68,822,840)              $66,448,031
                                                                     -----------

================================================================================
                                                                        MARKET
SHARES         MONEY MARKETS-- 4.0%                                     VALUE
--------------------------------------------------------------------------------
 2,768,744     Firstar Stellar Treasury Fund (Cost $2,768,744)       $ 2,768,744
                                                                     -----------

               TOTAL INVESTMENTS AT VALUE-- 99.7% (Cost $71,591,584) $69,216,775

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.3%              202,522
                                                                     -----------

               NET ASSETS-- 100.0%                                   $69,419,297
                                                                     ===========

(a)  Non-income producing security.

See accompanying notes to financial statements.

THE DAVENPORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2001 (UNAUDITED)
================================================================================
1.  SIGNIFICANT ACCOUNTING POLICIES
The Davenport Equity Fund (the Fund) is a no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on January 15, 1998.

The Fund's investment objective is long term growth of capital through investment in a diversified portfolio of common stocks. Current income is incidental to this objective and may not be significant.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

Repurchase agreements -- The Fund may enter into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Adoption of new accounting principle -- In order to comply with new accounting standards mandated by the latest AICPA Audit and Accounting Guide for Audits of Investment Companies (dated 12/1/00), effective April 1, 2001, premiums and discounts on debt securities will be amortized using the interest method. The effect of initially applying changes required by the Guide has no effect on the net assets of the Fund.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

THE DAVENPORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of investment securities of $71,591,584 as of September 30, 2001:

--------------------------------------------------------------------------------
Gross unrealized appreciation...................................   $   9,146,857
Gross unrealized depreciation...................................   ( 11,521,666)
                                                                   -------------
Net unrealized depreciation.....................................   $( 2,374,809)
                                                                   =============
--------------------------------------------------------------------------------
As of March 31, 2001, the Fund had capital loss carryforwards for federal income tax purposes of $154,427, which expires on March 31, 2008. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

2.  INVESTMENT TRANSACTIONS
During the six months ended September 30, 2001, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $10,583,152 and $5,503,827, respectively.

3.  TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Davenport & Company LLC (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of .75% of its average daily net assets. Certain officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and Ultimus Fund Solutions, LLC (Ultimus), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of .15% on its average daily net assets up to $25 million; .125% on the next $25 million of such net assets; and .10% on such net assets in excess of $50 million, plus an annual shareholder record keeping fee of $10 per account per the number of accounts in excess of 1,000. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of Ultimus.


10

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